Securities Act File No. 333-122917

ICA No. 811- 21720

As filed with the Securities and Exchange Commission on September 19, 2011

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. _______	[ ]

Post-Effective Amendment No. __306___	[ X ]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 307	[ X ]

 (Check Appropriate Box or Boxes)

Northern Lights Fund Trust

(Exact Name of Registrant as Specified in Charter)

4020 South 147th Street

Omaha, NE 68137

Attention:  Michael Miola

 (Address of Principal Executive Offices)(Zip Code)

(402) 895-1600

 (Registrant's Telephone Number, Including Area Code)

The Corporation Trust Company

Corporate Trust Center

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With a copy to:

JoAnn M. Strasser, Esq. Thompson Hine LLP 312 Walnut Street, Suite 1400 Cincinnati, Ohio 45202 513-352-6725 (phone) 513-241-4771 (fax)	Emile R. Molineaux, General Counsel Gemini Fund Services, LLC 450 Wireless Blvd. Hauppauge, New York 11788 (631) 470-2616

 Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

()

immediately upon filing pursuant to paragraph (b).

(X)

on October 14, 2011 pursuant to paragraph (b).

()

60 days after filing pursuant to paragraph (a)(1).

()

on (date) pursuant to paragraph (a)(1).

()

75 days after filing pursuant to paragraph (a)(2).

()

on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

(X) this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The sole purpose of this filing is to delay the effectiveness of the Trust’s Post-Effective Amendment No. 286 to its Registration Statement until October 14, 2011.  The Prospectus and Statement of Additional Information for the Arrow Alternative Solutions Fund, Arrow DWA Balanced Fund, Arrow DWA Tactical Fund and Arrow Managed Futures Fund, previously filed on July 22, 2011 from the Registrant’s Registration Statement in Post-Effective Amendment No. 286 (accession number 0000910472-11-001254), are hereby incorporated by reference.

 Northern Lights Fund Trust

PART C

OTHER INFORMATION

ITEM 28.

EXHIBITS.

(a)(1)

Agreement and Declaration of Trust dated January 19, 2005, as amended December 14, 2009 previously filed on March 24, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 133, and hereby incorporated by reference.

(a)(2)

Certificate of Trust as filed with the State of Delaware on January 19, 2005. Previously filed on February 18, 2005 to the Registrant's Registration Statement on Form N-1A, and hereby incorporated by reference.

(b)

By-Laws, effective as of January 19, 2005, as amended December 14, 2009, previously filed on March 24, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 133, and hereby incorporated by reference

(c)

Instruments Defining Rights of Security Holders. See Article III, “Shares” and Article V “Shareholders’ Voting Powers and Meetings” of the Registrant’s Agreement and Declaration of Trust. See also, Article II, “Meetings of Shareholders” of the Registrant’s By-Laws.

(d)(1)

Investment Advisory Agreement between the Registrant, with respect to the Adaptive Allocation Fund (previously known as Critical Math Fund), and Critical Math Advisors LLC, previously filed on January 30, 2006 to the Registrant’s Registration Statement in Post-Effective Amendment No. 8, and hereby incorporated by reference.

(d)(2)

Investment Advisory Agreement between the Registrant, with respect to The Biondo Growth Fund, and Biondo Investment Advisors, LLC, previously filed on April 24, 2006 to the Registrant’s Registration Statement in Post-Effective Amendment No. 11, and hereby incorporated by reference.

(d)(3)

Investment Advisory Agreement between Arrow Investment Advisors, LLC and the Registrant, with respect to the Arrow DWA Balanced Fund and Arrow DWA Tactical Fund, previously filed on June 2, 2008 to the Registrant’s Registration Statement in Post-Effective Amendment No. 45, and hereby incorporated by reference. Updated Investment Advisory Agreement to include Arrow DWA Systematic RS Fund to be filed by amendment.

(d)(4)

Sub-Advisory Agreement between Arrow Investment Advisors, LLC and Dorsey, Wright & Associates, Inc., with respect to Arrow DWA Balanced Fund, is incorporated by reference to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A, filed on March 2, 2007.

(d)(5)

Investment Advisory Agreement between the Registrant, with respect to the Autopilot Managed Growth Fund, and Rhoads Lucca Capital Partners, LP, previously filed on January 12, 2007 to the Registrant’s Registration Statement in Post-Effective Amendment No. 16, and hereby incorporated by reference.

(d)(6)

Investment Advisory Agreement between the Registrant, with respect to the Changing Parameters Fund, and Changing Parameters, LLC, previously filed on January 12, 2007 to the Registrant’s Registration Statement in Post-Effective Amendment No. 16, and hereby incorporated by reference.

(d)(7)

Investment Advisory Agreement between the Registrant, with respect to the Pacific Financial Core Equity Fund, the Pacific Financial Explorer Fund, the Pacific Financial International Fund, the Pacific Financial Strategic Conservative Fund and the Pacific Financial Tactical Fund, and The Pacific Financial Group, Inc., previously filed on May 10, 2007 to the Registrant’s Registration Statement in Post-Effective Amendment No. 21, and hereby incorporated by reference.

(d)(8)

Investment Advisory Agreement between the Registrant, with respect to Gratio Values Fund, and Sherwood Advisors, LLC (D.B.A. Gratio Capital) previously filed on October 20, 2009 to the Registrant’s Registration Statement in Post-Effective Amendment No. 109, and hereby incorporated by reference.

(d)(9)

Investment Advisory Agreement between the Registrant, with respect to Arrow Alternative Solutions Fund, and Arrow Investment Advisors, LLC, previously filed on July 31, 2007 to the Registrant’s Registration Statement in Post-Effective Amendment No. 27, and hereby incorporated by reference.

(d)(10)

Investment Advisory Agreement between the Registrant, with respect to Sierra Core Retirement Fund and Wright Fund Management, LLC, previously filed on December 17, 2007 to the Registrant’s Registration Statement in Post-Effective Amendment No. 35, and hereby incorporated by reference.

(d)(11)

Investment Advisory Agreement between the Registrant and Wintrust Capital Management Company, LLC (formerly known as Wayne Hummer Asset Management Company), with respect to Wintrust Capital Disciplined Equity Fund (formerly known as Wayne Hummer Large Cap Core Fund), Wayne Hummer Real Estate 130/30 Fund and Wintrust Capital Small Cap Opportunity Fund (formerly known as Wayne Hummer Small Cap Core Fund) previously filed on November 28, 2008 to the Registrant’s Registration Statement in Post-Effective Amendment No. 72, and hereby incorporated by reference.

(d)(12)

Investment Sub-Advisory Agreement between Arrow Investment Advisors, LLC and Dorsey, Wright & Associates, Inc., with respect to Arrow DWA Tactical Fund, previously filed on April 18, 2008 to the Registrant’s Registration Statement in Post-Effective Amendment No. 41, and hereby incorporated by reference.

(d)(13)

Investment Advisory Agreement between the Registrant, with respect to EAS Genesis Fund, EAS Global Cycle Fund and Emerald Asset Advisors, LLC, previously filed on March 7, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 229, and hereby incorporated by reference.

(d)(14)

Investment Advisory Agreement between the Registrant, with respect to KCM Macro Trends Fund and Kerns Capital Management, Inc., previously filed on April 18, 2008 to the Registrant’s Registration Statement in Post-Effective Amendment No. 41, and hereby incorporated by reference.

(d)(15)

Investment Advisory Agreement between the Registrant, with respect to EM Capital India Gateway Fund and EM Capital Management, LLC, previously filed on September 8, 2008 to the Registrant’s Registration Statement in Post-Effective Amendment No. 61, and hereby incorporated by reference.

(d)(16)

Investment Advisory Agreement between the Registrant, with respect to the MutualHedge Event Driven Legends Fund and MutualHedge Long-Short Legends Fund, and Equinox Fund Management, LLC, previously filed on October 10, 2008 to the Registrant’s Registration Statement in Post-Effective Amendment No. 65, and hereby incorporated by reference.

(d)(17)

Investment Advisory Agreement between the Registrant, with respect to the Generations Multi-Strategy Fund and Three G Financial, LLC, previously filed on August 21, 2008 to the Registrant’s Registration Statement in Post-Effective Amendment No. 58, and hereby incorporated by reference.

(d)(18)

Investment Advisory Agreement between the Registrant, with respect to the Wade Core Destination Fund and Wade Financial Group, previously filed on August 21, 2008 to the Registrant’s Registration Statement in Post-Effective Amendment No. 58, and hereby incorporated by reference.

(d)(19)

Form of Investment Advisory Agreement between SouthernSun Asset Management, Inc. and the Registrant, on behalf of SouthernSun Small Cap Fund and SouthernSun U.S. Equity Fund, previously filed on July 22, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 285, and hereby incorporated by reference.

(d)(20)

Investment Advisory Agreement between the Registrant, with respect to the Toews Hedged Emerging Markets Fund and Toews Corporation previously filed on May 14, 2009 to the Registrant’s Registration Statement in Post-Effective Amendment No. 87, and hereby incorporated by reference.

(d)(21)

Investment Advisory Agreement between the Registrant, with respect to the Leader Short Term Bond Fund and Leader Capital Corp., previously filed on October 20, 2008 to the Registrant’s Registration Statement in Post-Effective Amendment No. 66, and hereby incorporated by reference.

(d)(22)	Investment Sub-Advisory Agreement between Arrow Investment Advisors, LLC and Dorsey, Wright & Associates, Inc., with respect to Arrow DWA Systematic RS Fund to be filed by amendment.
(d)(23)

Investment Advisory Agreement between the Registrant, with respect to the CMG Absolute Return Strategies Fund and CMG Capital Management Group, Inc., previously filed on March 9, 2009 to the Registrant’s Registration Statement in Post-Effective Amendment No. 80, and hereby incorporated by reference.

(d)(24)

Investment Sub-Advisory Agreement between CMG Capital Management Group, Inc. and Anchor Capital Management Group, LLC, with respect to CMG Absolute Return Strategies Fund previously filed on April 30, 2009 to the Registrant’s Registration Statement in Post-Effective Amendment No. 84, and hereby incorporated by reference.

(d)(25)

Investment Sub-Advisory Agreement between CMG Capital Management Group, Inc. and Traub Capital Management, LLC, with respect to CMG Absolute Return Strategies Fund previously filed on April 30, 2009 to the Registrant’s Registration Statement in Post-Effective Amendment No. 84, and hereby incorporated by reference.

(d)(26)

Investment Sub-Advisory Agreement between CMG Capital Management Group, Inc. and Heritage Capital, LLC, with respect to CMG Absolute Return Strategies Fund previously filed on April 30, 2009 to the Registrant’s Registration Statement in Post-Effective Amendment No. 84, and hereby incorporated by reference.

(d)(27)

Investment Sub-Advisory Agreement between CMG Capital Management Group, Inc. and Scotia Partners, Ltd., with respect to CMG Absolute Return Strategies Fund previously filed on April 30, 2009 to the Registrant’s Registration Statement in Post-Effective Amendment No. 84, and hereby incorporated by reference.

(d)(28)

Investment Advisory Agreement between the Registrant, with respect to the Incline Capital Smart Switch Fund and Incline Asset Management, LLC previously filed on January 14, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 121, and hereby incorporated by reference.

(d)(29)

Investment Advisory Agreement between the Registrant, with respect to The Currency Strategies Fund and Sarasota Capital Partners, LLC previously filed on April 21, 2009 to the Registrant’s Registration Statement in Post-Effective Amendment No. 83, and hereby incorporated by reference.

(d)(30)

Investment Advisory Agreement between Bull Path Capital Management LLC and the Registrant, with respect to The Long-Short Fund and Bull Path Mid-Cap Growth Fund previously filed on April 21, 2009 to the Registrant’s Registration Statement in Post-Effective Amendment No. 83, and hereby incorporated by reference.

(d)(31)

Investment Advisory Agreement between Summit Portfolio Advisors, LLC and the Registrant, with respect to The Collar Fund previously filed on May 11, 2009 to the Registrant’s Registration Statement in Post-Effective Amendment No. 85, and hereby incorporated by reference.

(d)(32)

Investment Advisory Agreement between Montebello Partners, LLC and the Registrant, with respect to the GMG Defensive Beta Fund previously filed on June 24, 2009 to the Registrant’s Registration Statement in Post-Effective Amendment No. 91, and hereby incorporated by reference.

(d)(33)

Investment Advisory Agreement between Chariot Advisors, LLC and the Registrant, with respect to the Chariot Absolute Return Currency Fund previously filed on July 10, 2009 to the Registrant’s Registration Statement in Post-Effective Amendment No. 93, and hereby incorporated by reference.

(d)(34)

Investment Sub-Advisory Agreement between Wintrust Capital Management Company, LLC (formerly known as Wayne Hummer Asset Management Company, LLC) and Advanced Investment Partners, LLC, with respect to Wintrust Capital Disciplined Equity Fund (formerly known as Wayne Hummer Large Cap Core Fund) previously filed on June 24, 2009 to the Registrant’s Registration Statement in Post-Effective Amendment No. 91, and hereby incorporated by reference.

(d)(35)

Investment Advisory Agreement between BTS Asset Management, Inc. and the Registrant, with respect to the BTS Bond Asset Allocation Fund previously filed on July 21, 2009 to the Registrant’s Registration Statement in Post-Effective Amendment No. 94, and hereby incorporated by reference.

(d)(36)

Investment Advisory Agreement between Astor Asset Management, LLC and the Registrant, with respect to the Astor Long/Short Fund previously filed on August 13, 2009 to the Registrant’s Registration Statement in Post-Effective Amendment No. 96, and hereby incorporated by reference.

(d)(37)

Investment Advisory Agreement between Rady Asset Management, LLC and the Registrant, with respect to the Rady Opportunistic Value Fund and Rady Contrarian Long/Short Fund (formerly known as Rady Opportunistic Fund and Rady Contrarian Fund) previously filed on September 25, 2009 to the Registrant’s Registration Statement in Post-Effective Amendment No. 106, and hereby incorporated by reference.

(d)(38)

Investment Advisory Agreement between Lacerte Capital Advisors, LLC and the Registrant, with respect to The Lacerte Guardian Fund previously filed on September 25, 2009 to the Registrant’s Registration Statement in Post-Effective Amendment No. 106, and hereby incorporated by reference.

(d)(39)

Investment Advisory Agreement between Equinox Fund Management, LLC and the Registrant, with respect to MutualHedge Frontier Legends Fund previously filed on January 22, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 122, and hereby incorporated by reference.

(d)(40)

Interim Investment Advisory Agreement between Winans International Investment Management, Inc. and the Registrant, with respect to Winans Long/Short Fund (known previously as Biltmore Momentum/Dynamic ETF Fund) previously filed on August 13, 2009 to the Registrant’s Registration Statement in Post-Effective Amendment No. 96, and hereby incorporated by reference..

(d)(41)

Investment Advisory Agreement between WI Mutual Funds, LLC and the Registrant, with respect to Winans Long/Short Fund previously filed on November 20, 2009 to the Registrant’s Registration Statement in Post-Effective Amendment No. 113, and hereby incorporated by reference.

(d)(42)

Investment Sub-Advisory Agreement between WI Mutual Funds, LLC and Winans International, Inc., with respect to Winans Long/Short Fund previously filed on November 20, 2009 to the Registrant’s Registration Statement in Post-Effective Amendment No. 113, and hereby incorporated by reference.

(d)(43)

Investment Advisory Agreement between Investment Partners Asset Management, Inc. and the Registrant, with respect to Investment Partners Opportunities Fund previously filed on October 30, 2009 to the Registrant’s Registration Statement in Post-Effective Amendment No. 111, and hereby incorporated by reference.

(d)(44)

Sub-Advisory Agreement between the Registrant, with respect to the Generations Multi-Strategy Fund and FocusPoint Solutions, Inc. previously filed on January 14, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 121, and hereby incorporated by reference.

(d)(45)

Investment Advisory Agreement between Biondo Investment Advisors, LLC and the Registrant, with respect to The Biondo Focus Fund previously filed on January 14, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 121, and hereby incorporated by reference.

(d)(46)

Investment Advisory Agreement between Toews Corporation and the Registrant, with respect to Toews Hedged International Fund, Toews Hedged High Yield Fund, Toews Hedged Large-Cap Fund and Toews Hedged Small & Mid Cap Fund previously filed on June 4, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 156, and hereby incorporated by reference.

(d)(47)

Investment Advisory Agreement between Strategic Investing Funds, LLC and the Registrant, with respect to the Strategic Investing Long/Short Fund previously filed on January 28, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 124, and hereby incorporated by reference.

(d)(48)

Investment Advisory Agreement between Arrow Investment Advisors, LLC and the Registrant, with respect to Arrow Managed Futures Trend Fund previously filed on April 28, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 146, and hereby incorporated by reference.

(d)(49)

Investment Advisory Agreement between Capstone Investment Financial Group, Inc. and the Registrant, with respect to CIFG MaxBalancedSM Fund previously filed on March 24, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 133, and hereby incorporated by reference

(d)(50)

Sub-Advisory Agreement between Capstone Investment Financial Group, Inc and Dunn Warren Investment Advisors, LLC, with respect to the CIFG MaxBalancedSM Fund previously filed on March 24, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 133, and hereby incorporated by reference

(d)(51)

Investment Advisory Agreement between Mount Yale Asset Management, LLC and the Registrant, with respect to Princeton Futures Strategy Fund previously filed on July 8, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 164, and hereby incorporated by reference.

(d)(52)

Sub-Advisory Agreement between Mount Yale Asset Management, LLC and 6800 Capital, LLC, with respect to the Princeton Futures Strategy Fund previously filed on June 15, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 161, and hereby incorporated by reference

(d)(53)

Sub-Advisory Agreement between Mount Yale Asset Management, LLC and Congress Asset Management Company, LLP, with respect to the Princeton Futures Strategy Fund previously filed on June 15, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 161, and hereby incorporated by reference.

(d)(54)

Investment Advisory Agreement between Chadwick & D’Amato, LLC and the Registrant, with respect to Chadwick & D’Amato Fund previously filed on June 10, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 157, and hereby incorporated by reference.

(d)(55)	Investment Advisory Agreement between 13D Management, LLC and the Registrant, with respect to 13D Activist Fund to be filed by amendment.
(d)(56)

Investment Advisory Agreement between Capstone Investment Financial Group, Inc. and the Registrant, with respect to CIFG MaxOppSM Fund previously filed on July 14, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 165, and hereby incorporated by reference.

(d)(57)

Sub-Advisory Agreement between Capstone Investment Financial Group, Inc and Dunn Warren Investment Advisors, LLC, with respect to the CIFG MaxOppSM Fund previously filed on July 30, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 167, and hereby incorporated by reference..

(d)(58)

Investment Advisory Agreement between Leader Capital Corp. and the Registrant, with respect to Leader Total Return Fund previously filed on June 30, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 162, and hereby incorporated by reference.

(d)(59)

Investment Advisory Agreement between Altegris Advisors, LLC and the Registrant, with respect to Altegris Managed Futures Strategy Fund previously filed on August 27, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 170, and hereby incorporated by reference.

(d)(60)

Investment Sub-Advisory Agreement between Altegris Advisors, LLC and Rodney Square Management Corporation, with respect to Altegris Managed Futures Strategy Fund previously filed on August 27, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 170, and hereby incorporated by reference

(d)(61)

Investment Advisory Agreement between W.E. Donoghue & Co., Inc. and the Registrant, with respect to Power Income Fund previously filed on August 27, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 170, and hereby incorporated by reference.

(d)(62)

Investment Advisory Agreement between Portfolio Strategies, Inc. and the Registrant, with respect to PSI Market Neutral Fund, PSI Total Return Fund, PSI Strategic Growth Fund and PSI Tactical Growth Fund previously filed on August 27, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 170, and hereby incorporated by reference.

(d)(63)

Investment Advisory Agreement between RAM Capital Management, LLC and the Registrant, with respect to RAM Risk-Managed Growth Fund previously filed on July 22, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 166, and hereby incorporated by reference

(d)(64)

Investment Advisory Agreement between Gratio Capital, Inc. and the Registrant, with respect to GoalMine Fixed Income Fund and GoalMine Balanced Growth Fund previously filed on July 8, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 164, and hereby incorporated by reference.

(d)(65)

Investment Advisory Agreement between Bishop Asset Management, LLC and the Registrant, with respect to Bishop Volatility Flex Fund is previously filed on October 7, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 180, and hereby incorporated by reference.

(d)(66)

Investment Advisory Agreement between CWC Advisors, LLC and the Registrant, with respect to CWC Small Cap Aggressive Value Fund previously filed on November 30, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 186, and hereby incorporated by reference.

(d)(67)

Investment Advisory Agreement between Traub Capital Management, LLC and the Registrant, with respect to The FX Strategy Fund previously filed on January 20, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 201, and hereby incorporated by reference.

(d)(68)

Investment Advisory Agreement between Arrow Investment Advisors, LLC and the Registrant, with respect to Arrow Commodity Strategy Fund was previously filed on June 10, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 272, and hereby incorporated by reference..

(d)(69)

Investment Advisory Agreement between BBW Capital Advisors and the Registrant, with respect to TransWestern Institutional Short Duration Government Bond Fund previously filed on December 2, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 187, and hereby incorporated by reference.

(d)(70)

Investment Sub-Advisory Agreement between BBW Capital Advisors and Loomis, Sayles & Company, L.P., with respect to TransWestern Institutional Short Duration Government Bond Fund previously filed on December 2, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 187, and hereby incorporated by reference..

(d)(71)

Investment Advisory Agreement between 7Twelve Advisors, LLC, and the Registrant, with respect to 7Twelve Balanced Fund previously filed on February 3, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 207, and hereby incorporated by reference.

(d)(72)

Investment Advisory Agreement between Bandon Capital Management, LLC, and the Registrant, with respect to Bandon Isolated Alpha Fixed Income Fund previously filed on December 3, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 189, and hereby incorporated by reference.

(d)(73)

Sub-Advisory Agreement between Bandon Capital Management, LLC and Dix Hills Partners, LLC, with respect to the Bandon Isolated Alpha Fixed Income Fund previously filed on December 22, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 193, and hereby incorporated by reference.

(d)(74)

Sub-Advisory Agreement between Bandon Capital Management, LLC and Logan Circle Partners, L.P. with respect to the Bandon Isolated Alpha Fixed Income Fund previously filed on December 22, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 193, and hereby incorporated by reference.

(d)(75)

Investment Advisory Agreement between Beech Hill Advisors, Inc., and the Registrant, with respect to Beech Hill Total Return Fund previously filed on January 5, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 196, and hereby incorporated by reference.

(d)(76)

Investment Advisory Agreement between Clark Capital Management Group, Inc., and the Registrant, with respect to Navigator Equity Hedged Fund previously filed on November 30, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 186, and hereby incorporated by reference.

(d)(77)

Investment Advisory Agreement between Tatro Capital, LLC, and the Registrant, with respect to Tatro Capital Tactical Appreciation Fund previously filed on February 3, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 207, and hereby incorporated by reference.

(d)(78)

Investment Advisory Agreement between Knollwood Investment Advisors, LLC, and the Registrant, with respect to Grant Park Managed Futures Strategy Fund previously filed on March 1, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 226, and hereby incorporated by reference.

(d)(79)

Investment Advisory Agreement between GPS Capital Management, LLC, and the Registrant, with respect to GPS Multiple Strategy Fund previously filed on April 21, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 240, and hereby incorporated by reference.

(d)(80)

Investment Advisory Agreement between Risk Paradigm Group, LLC, and the Registrant, with respect to Diversified Risk Parity Fund previously filed on April 21, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 240, and hereby incorporated by reference.

(d)(81)

Investment Advisory Agreement between Genesis Capital LLC, and the Registrant, with respect to SCA Absolute Return Fund and SCA Directional Fund previously filed on April 21, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 240, and hereby incorporated by reference.

(d)(82)	Investment Advisory Agreement between Avant Capital Management, LLC, and the Registrant, with respect to Avant II Tracking Fund to be filed by amendment.
(d)(83)	Sub-Advisory Agreement between Emerald Asset Advisors, LLC and CWM, LLC with respect to the EAS Funds to be filed by amendment.
(d)(84)

Form of Investment Advisory Agreement between Altegris Advisors, LLC and the Registrant, with respect to Altegris Macro Strategy Fund previously filed on May 16, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 251, and hereby incorporated by reference.

(d)(85)

Investment Advisory Agreement between Zeo Capital Advisors, LLC and the Registrant, with respect to Zeo Strategic Income Fund previously filed on May 27, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 261, and hereby incorporated by reference.

(d)(86)

Investment Advisory Agreement between Brinton Eaton Associates, Inc. and the Registrant, with respect to The Giralda Fund previously filed on May 4, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 245, and hereby incorporated by reference.

(d)(87)

Form of Investment Advisory Agreement between Van Hulzen Asset Management, LLC and the Registrant, with respect to Iron Horse Fund previously filed on May 11, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 249, and hereby incorporated by reference.

(d)(88)

Investment Advisory Agreement between Mosaic Capital Management, LLC and the Registrant, with respect to Mosaic Managed Futures Strategy Fund previously filed on June 3, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 264, and hereby incorporated by reference.

(d)(89)

Form of Investment Advisory Agreement between Fusion Investment Group, LLC and the Registrant, with respect to Global Fusion Tactical Equity Fund and Global Fusion Long/Short Fund filed on May 23, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 255, and hereby incorporated by reference.

(d)(90)

Form of Investment Advisory Agreement between Astor Asset Management, LLC and the Registrant, with respect to Astor Active Income ETF Fund and Astor Style Preferred Growth ETF Fund previously filed on May 24, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 256, and hereby incorporated by reference.

(d)(91)

Investment Sub-Advisory Agreement between CMG Capital Management Group, Inc. and American Independence Financial Services, LLC, with respect to CMG Absolute Return Strategies Fund previously filed on March 14, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 230, and hereby incorporated by reference.

(d)(92)

Investment Sub-Advisory Agreement between CMG Capital Management Group, Inc. and Howard Capital Management, Inc. with respect to CMG Absolute Return Strategies Fund previously filed on March 14, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 230, and hereby incorporated by reference.

(d)(93)

Form of Investment Advisory Agreement between Altrius Institutional Asset Management, LLC and the Registrant, with respect to Altrius Small Cap Value Fund previously filed on June 13, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 273, and hereby incorporated by reference.

(d)(94)

Form of Investment Advisory Agreement between Ascendant Advisors, LLC and the Registrant, with respect to Ascendant Balanced Fund, Ascendant Natural Resources Fund and Ascendant MultiCap Equity Fund previously filed on June 14, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 274, and hereby incorporated by reference.

(d)(95)

Investment Advisory Agreement between Winch Advisory Services, LLC and the Registrant, with respect to Ginkgo Multi-Strategy Fund previously filed on July 19, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 282, and hereby incorporated by reference.

(d)(96)

Form of Investment Advisory Agreement between Absolute Private Wealth Management LLC and the Registrant, with respect to Quantitative Managed Futures Strategy Fund previously filed on July 22, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 284, and hereby incorporated by reference.

(d)(97)

Form of Investment Sub-Advisory Agreement between Absolute Private Wealth Management LLC and Horizon Cash Management LLC, with respect to Quantitative Managed Futures Strategy Fund previously filed on July 22, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 284, and hereby incorporated by reference.

(d)(98)

Form of Investment Advisory Agreement between Peregrine Capital Advisors, Inc. and the Registrant, with respect to Peregrine Gold Silver Alpha Strategy Fund previously filed on August 19, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 298, and hereby incorporated by reference.

(d)(99)

Investment Advisory Agreement between Triex Financial Services, Inc. and the Registrant, with respect to Triex Long/Short Fund previously filed on July 29, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 289, and hereby incorporated by reference.

(d)(100)	Investment Advisory Agreement between Toews Corporation and the Registrant, with respect to Toews Hedged Commodities Fund to be filed by amendment.
(d)(101)	Investment Advisory Agreement between Avant Capital Management, LLC and the Registrant, with respect to Avant Gold Coin Strategy Fund to be filed by amendment.
(d)(102)	Investment Advisory Agreement between Altegris Advisors, LLC and the Registrant, with respect to Altegris Futures Evolution Strategy Fund to be filed by amendment.
(d)(103)	Investment Sub-Advisory Agreement between Altegris Advisors, LLC and Doubleline Capital LP, with respect to Altegris Futures Evolution Strategy Fund to be filed by amendment.
(d)(104)	Investment Advisory Agreement between Risk Paradigm Group, LLC and the Registrant, with respect to RPG Emerging Market Premium Sector Rotation Fund to be filed by amendment.
(d)(105)	Investment Sub-Advisory Agreement between Risk Paradigm Group, LLC and F-Squared Institutional Advisors, LLC, with respect to RPG Emerging Market Premium Sector Rotation Fund to be filed by amendment.
(d)(106)

Interim Investment Advisory Agreement between Preservation Trust Advisors, LLC and the Registrant, with respect to The Long-Short Fund previously filed on September 2, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 304, and hereby incorporated by reference. ..

(e)(1)

Underwriting Agreement between the Registrant and Northern Lights Distributors LLC, previously filed on January 22, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 122, and hereby incorporated by reference.

(e)(2)

Underwriting Agreement between the Registrant and Foreside Distribution Services, LP with respect to The Leader Short-Term Bond Fund, previously filed on October 20, 2008 to the Registrant’s Registration Statement in Post-Effective Amendment No. 66, and hereby incorporated by reference.

(f)	Bonus or Profit Sharing Contracts - NONE
(g)(1)

Custody Agreement between the Registrant and The Bank of New York Mellon, previously filed on October 3, 2007 to the Registrant’s Registration Statement in Post-Effective Amendment No. 29, and hereby incorporated by reference.

(g)(2)

Custody Agreement between the Registrant and the First National Bank of Omaha is hereby incorporated by reference to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A, filed on March 2, 2007.

(g)(3)

Custody Agreement between the Registrant and Union Bank, N.A., previously filed on October 20, 2008 to the Registrant’s Registration Statement in Post-Effective Amendment No. 66, and hereby incorporated by reference.

(g)(4)

Custody Agreement between the Registrant and Fifth Third Bank, previously filed on October 20, 2008 to the Registrant’s Registration Statement in Post-Effective Amendment No. 66, and hereby incorporated by reference.

(g)(5)

Custody Agreement between the Registrant and JPMorgan Chase Bank, N.A. previously filed on August 29, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 302, and hereby incorporated by reference.

(h)(1)

Fund Accounting Service Agreement between the Registrant and Gemini Fund Services, LLC, previously filed on October 3, 2007 to the Registrant’s Registration Statement in Post-Effective Amendment No. 29, and hereby incorporated by reference.

(h)(2)

Administration Service Agreement between the Registrant and Gemini Fund Services, LLC, previously filed on October 3, 2007 to the Registrant’s Registration Statement in Post-Effective Amendment No. 29, and hereby incorporated by reference.

(h)(3)

Transfer Agency Service Agreement between the Registrant and Gemini Fund Services, LLC, previously filed on October 3, 2007 to the Registrant’s Registration Statement in Post-Effective Amendment No. 29, and hereby incorporated by reference.

(h)(4)

Expense Limitation Agreement between the Registrant, with respect to the Adaptive Allocation Fund (previously known as Critical Math Fund), and Critical Math Advisors LLC, previously filed on January 30, 2006 to the Registrant’s Registration Statement in Post-Effective Amendment No. 8, and hereby incorporated by reference.

(h)(5)

Expense Limitation Agreement between the Registrant, with respect to The Biondo Growth Fund, and Biondo Investment Advisors, LLC, previously filed on April 24, 2006 to the Registrant’s Registration Statement in Post-Effective Amendment No. 11, and hereby incorporated by reference.

(h)(6)

Expense Limitation Agreement between the Registrant, with respect to the Winans Long/Short Fund (known previously as Biltmore Momentum/Dynamic ETF Fund) and Capital Group, Inc. (D.B.A. Biltmore Investment Group), previously filed on May 31, 2006 to the Registrant’s Registration Statement in Post-Effective Amendment No. 13, and hereby incorporated by reference.

(h)(7)

Expense Limitation Agreement between Arrow Investment Advisors, LLC and the Registrant, with respect to Arrow DWA Balanced Fund, Arrow DWA Tactical Fund and Arrow Alternative Solutions Fund, previously filed on May 30, 2008 to the Registrant’s Registration Statement in Post-Effective Amendment No. 45, and hereby incorporated by reference. Updated Expense Limitation Agreement to include Arrow DWA Systematic RS Fund previously filed on January 28, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 124, and hereby incorporated by reference.

(h)(8)

Expense Limitation Agreement between the Registrant, with respect to the Autopilot Managed Growth Fund, and Rhoads Lucca Capital Partners, LP previously filed on January 12, 2007 to the Registrant’s Registration Statement in Post-Effective Amendment No. 16, and hereby incorporated by reference.

(h)(9)

Expense Limitation Agreement between the Registrant, with respect to the Pacific Financial Core Equity Fund, the Pacific Financial Explorer Fund, the Pacific Financial International Fund, the Pacific Financial Strategic Conservative Fund and the Pacific Financial Tactical Fund, and The Pacific Financial Group, Inc. previously filed on May 10, 2007 to the Registrant’s Registration Statement in Post-Effective Amendment No. 21, and hereby incorporated by reference.

(h)(10)

Expense Limitation Agreement between the Registrant, with respect to The Gratio Values Fund, and Sherwood Advisors, LLC (D.B.A. Gratio Capital) previously filed on October 20, 2009 to the Registrant’s Registration Statement in Post-Effective Amendment No. 109, and hereby incorporated by reference.

(h)(11)

Expense Limitation Agreement between the Registrant, with respect to Sierra Core Retirement Fund and Wright Fund Management, LLC, previously filed on December 17, 2007 to the Registrant’s Registration Statement in Post-Effective Amendment No. 35, and hereby incorporated by reference.

(h)(12)

Custody Administration Agreement between Registrant and the Administrator, with respect to certain Funds of the Trust that use First National Bank of Omaha as Custodian, is hereby incorporated by reference to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A, filed on March 2, 2007.

(h)(13)

Expense Limitation Agreement between the Registrant and Wintrust Capital Management Company, LLC (formerly known as Wayne Hummer Asset Management Company), with respect to Wintrust Capital Disciplined Equity Fund (formerly known as Wayne Hummer Large Cap Core Fund), Wayne Hummer Real Estate 130/30 Fund and Wintrust Capital Small Cap Opportunity Fund (formerly known as Wayne Hummer Small Cap Core Fund)  previously filed on June 24, 2009 to the Registrant’s Registration Statement in Post-Effective Amendment No. 91, and hereby incorporated by reference.

(h)(14)

Advisory Fee Waiver Agreement between the Registrant and Wintrust Capital Management Company, LLC (formerly known as Wayne Hummer Asset Management Company), with respect to Wintrust Capital Disciplined Equity Fund (formerly known as Wayne Hummer Large Cap Core Fund) was previously filed on June 24, 2009 to the Registrant’s Registration Statement in Post-Effective Amendment No. 91, and hereby incorporated by reference.

(h)(15)

Expense Limitation Agreement between the Registrant, with respect EAS Genesis Fund and Emerald Asset Advisors, LLC, previously filed on April 18, 2008 to the Registrant’s Registration Statement in Post-Effective Amendment No. 41, and hereby incorporated by reference.

(h)(16)

Expense Limitation Agreement between the Registrant, with respect to KCM Macro Trends Fund and Kerns Capital Management, Inc., previously filed on April 18, 2008 to the Registrant’s Registration Statement in Post-Effective Amendment No. 41, and hereby incorporated by reference.

(h)(17)

Expense Limitation Agreement between the Registrant, with respect to EM Capital India Gateway Fund and EM Capital Management, LLC, previously filed on September 8, 2008 to the Registrant’s Registration Statement in Post-Effective Amendment No. 61, and hereby incorporated by reference.

(h)(18)

Expense Limitation Agreement between the Registrant, with respect to the MutualHedge Funds and Equinox Fund Management, LLC, previously filed on October 10, 2008 to the Registrant’s Registration Statement in Post-Effective Amendment No. 65, and hereby incorporated by reference.

(h)(19)

Expense Limitation Agreement between the Registrant, with respect to the Generations Multi-Strategy Fund and Three G Financial, LLC, previously filed on December 4, 2009 to the Registrant’s Registration Statement in Post-Effective Amendment No. 119, and hereby incorporated by reference.

(h)(20)

Expense Limitation Agreement between the Registrant, with respect to the Wade Core Destination Fund and Wade Financial Group previously filed on August 21, 2008 to the Registrant’s Registration Statement in Post-Effective Amendment No. 58, and hereby incorporated by reference.

(h)(21)

Form of Expense Limitation Agreement between SouthernSun Asset Management, Inc. and the Registrant, on behalf of SouthernSun Small Cap Fund and SouthernSun U. S. Equity Fund previously filed on July 22, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 285, and hereby incorporated by reference.

(h)(22)

Expense Limitation Agreement between the Registrant, with respect to the Toews Hedged Emerging Markets Fund and Toews Corporation previously filed on May 14, 2009 to the Registrant’s Registration Statement in Post-Effective Amendment No. 87, and hereby incorporated by reference.

(h)(23)

Expense Limitation Agreement between the Registrant, with respect to Leader Short-Term Bond Fund and Leader Capital Corp., previously filed on October 20, 2008 to the Registrant’s Registration Statement in Post-Effective Amendment No. 66, and hereby incorporated by reference.

(h)(24)

Expense Limitation Agreement between the Registrant, with respect to the CMG Absolute Return Strategies Fund and CMG Capital Management Group, Inc. previously filed on March 9, 2009 to the Registrant’s Registration Statement in Post-Effective Amendment No. 80, and hereby incorporated by reference.

(h)(25)

Expense Limitation Agreement between the Registrant, with respect to the Incline Capital Smart Switch Fund and Incline Asset Management, LLC previously filed on March 9, 2009 to the Registrant’s Registration Statement in Post-Effective Amendment No. 80, and hereby incorporated by reference.

(h)(26)

Expense Limitation Agreement between the Registrant, with respect to The Currency Strategies Fund and Sarasota Capital Partners, LLC previously filed on January 22, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 122, and hereby incorporated by reference.

(h)(27)

Expense Limitation Agreement between Bull Path Capital Management, LLC and the Registrant, with respect to The Long-Short Fund and Bull Path Mid-Cap Growth Fund previously filed on April 21, 2009 to the Registrant’s Registration Statement in Post-Effective Amendment No. 83, and hereby incorporated by reference.

(h)(28)

Expense Limitation Agreement between the Registrant, with respect to the GMG Defensive Beta Fund and Montebello Partners, LLC previously filed on June 24, 2009 to the Registrant’s Registration Statement in Post-Effective Amendment No. 91, and hereby incorporated by reference.

(h)(29)

Expense Limitation Agreement between the Registrant, with respect to the Chariot Absolute Return Currency Fund and Chariot Advisors, LLC previously filed on July 10, 2009 to the Registrant’s Registration Statement in Post-Effective Amendment No. 93, and hereby incorporated by reference.

(h)(30)

Expense Limitation Agreement between the Registrant, with respect to the Astor Long/Short Fund and Astor Asset Management, LLC previously filed on August 13, 2009 to the Registrant’s Registration Statement in Post-Effective Amendment No. 96, and hereby incorporated by       reference.

(h)(31)

Expense Limitation Agreement between the Registrant, with respect Rady Opportunistic Value Fund and Rady Contrarian Long/Short Fund (formerly known as Rady Opportunistic Fund and Rady Contrarian Fund) and Rady Asset Management, LLC previously filed on August 21, 2009 to the Registrant’s Registration Statement in Post-Effective Amendment No. 98, and hereby incorporated by reference.

(h)(32)

Expense Limitation Agreement between the Registrant, with respect to The Lacerte Guardian Fund and Lacerte Capital Advisors, LLC previously filed on September 25, 2009 to the Registrant’s Registration Statement in Post-Effective Amendment No. 106, and hereby incorporated by reference.

(h)(33)

Expense Limitation Agreement between the Registrant, with respect to MutualHedge Frontier Legends Fund and Equinox Fund Management, LLC previously filed on January 22, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 122, and hereby incorporated by reference.

(h)(34)

Interim Expense Limitation Agreement between the Registrant, with respect to Winans Long/Short Fund (known previously as Biltmore Momentum/Dynamic ETF Fund) previously filed on August 13, 2009 to the Registrant’s Registration Statement in Post-Effective Amendment No. 96, and hereby incorporated by reference.

(h)(35)

Expense Limitation Agreement between the Registrant, with respect to Investment Partners Opportunities Fund and Investment Partners Asset Management, Inc. previously filed on January 22, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 122, and hereby incorporated by reference.

(h)(36)

Fund Services Agreement between the Registrant and Gemini Fund Services, LLC previously filed on October 30, 2009 to the Registrant’s Registration Statement in Post-Effective Amendment No. 111, and hereby incorporated by reference.

(h)(37)

Expense Limitation Agreement between the Registrant, with respect to Toews Hedged International Fund, Toews Hedged High Yield Fund, Toews Hedged Large-Cap Fund and Toews Hedged Small & Mid Cap Fund and Toews Corporation previously filed on June 4, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 156, and hereby incorporated by reference.

(h)(38)

Interim Expense Limitation Agreement between the Registrant, with respect to the Incline Capital Smart Switch Fund and Incline Asset Management, LLC, previously filed on December 4, 2009 to the Registrant’s Registration Statement in Post-Effective Amendment No. 119, and hereby incorporated by reference.

(h)(39)

Expense Limitation Agreement between the Registrant, with respect to Strategic Investing Long/Short Fund and Strategic Investing Funds, LLC previously filed on January 28, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 124, and hereby incorporated by reference.

(h)(40)

Advisory Fee Waiver Agreement between the Registrant and Summit Portfolio Advisors, LLC with respect to The Collar Fund previously filed on January 22, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 122, and hereby incorporated by reference.

(h)(41)

Expense Limitation Agreement between the Registrant, with respect to CIFG MaxBalancedSM Fund and Capstone Investment Financial Group, Inc previously filed on April 7, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 137, and hereby incorporated by reference.

(h)(42)

Expense Limitation Agreement between the Registrant, with respect to Princeton Futures Strategy Fund and Mount Yale Asset Management, LLC previously filed on June 15, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 161, and hereby incorporated by reference

(h)(43)

Expense Limitation Agreement between the Registrant, with respect to CIFG MaxOppSM Fund and Capstone Investment Financial Group, Inc. previously filed on July 14, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 165, and hereby incorporated by reference.

(h)(44)

Expense Limitation Agreement between the Registrant, with respect to Leader Total Return Fund and Leader Capital Corp. previously filed on June 30, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 162, and hereby incorporated by reference.

(h)(45)

Expense Limitation Agreement between the Registrant, with respect to Altegris Managed Futures Strategy Fund and Altegris Advisors, LLC previously filed on August 27, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 170, and hereby incorporated by reference.

(h)(46)

Expense Limitation Agreement between the Registrant, with respect to Power Income Fund and W.E. Donoghue & Co., Inc. previously filed on August 31, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 171, and hereby incorporated by reference.

(h)(47)

Expense Limitation Agreement between the Registrant, with respect to PSI Market Neutral Fund, PSI Total Return Fund, PSI Strategic Growth Fund and PSI Tactical Growth Power Income Fund previously filed on August 27, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 170, and hereby incorporated by reference.

(h)(48)

Interim Expense Limitation Agreement between the Registrant, with respect to the SouthernSun Small Cap Fund and SouthernSun Asset Management, Inc., previously filed on August 27, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 170, and hereby incorporated by reference.

(h)(49)

Expense Limitation Agreement between the Registrant, with respect to RAM Risk-Managed Growth Fund previously filed on July 22, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 166, and hereby incorporated by reference.

(h)(50)

Expense Limitation Agreement between the Registrant, with respect to GoalMine Fixed Income Fund and GoalMine Balanced Growth Fund previously filed on July 14, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 165, and hereby incorporated by reference.

(h)(51)

Expense Limitation Agreement between the Registrant, with respect to Bishop Volatility Flex Fund previously filed on November 1, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 185, and hereby incorporated by reference.

(h)(52)

Expense Limitation Agreement between the Registrant, with respect to CWC Small Cap Aggressive Value Fund previously filed on November 30, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 186, and hereby incorporated by reference.

(h)(53)

Expense Limitation Agreement between the Registrant, with respect to Arrow Commodity Strategy Fund previously filed on June 10, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 272 and hereby incorporated by reference..

(h)(54)

Form of Expense Limitation Agreement between the Registrant, with respect to TransWestern Institutional Short Duration Government Bond Fund previously filed on May 24, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 257, and hereby incorporated by reference.

(h)(55)

Expense Limitation Agreement between the Registrant, with respect to 7Twelve Balanced Fund previously filed on February 3, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 207, and hereby incorporated by reference.

(h)(56)

Expense Limitation Agreement between Bandon Capital Management, LLC and the Registrant, with respect to Bandon Isolated Alpha Fixed Income Fund previously filed on January 5, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 196, and hereby incorporated by reference.

(h)(57)

Expense Limitation Agreement between Beech Hill Advisors, Inc. and the Registrant, with respect to Beech Hill Total Return Fund previously filed on January 20, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 201, and hereby incorporated by reference..

(h)(58)

Expense Limitation Agreement between Clark Capital Management Group, Inc. and the Registrant, with respect to Navigator Equity Hedged Fund previously filed on January 5, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 197, and hereby incorporated by reference.

(h)(59)

Expense Limitation Agreement between Tatro Capital, LLC and the Registrant, with respect to Tatro Capital Tactical Appreciation Fund previously filed on February 3, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 207, and hereby incorporated by reference.

(h)(60)

Expense Limitation Agreement between Knollwood Investment Advisors, LLC and the Registrant, with respect to Grant Park Managed Futures Strategy Fund previously filed on March 9, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 229, and hereby incorporated by reference.

(h)(61)

Expense Limitation Agreement between GPS Capital Management, LLC and the Registrant, with respect to GPS Multiple Strategy Fund previously filed on April 21, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 240, and hereby incorporated by reference.

(h)(62)

Expense Limitation Agreement between Risk Paradigm Group, LLC and the Registrant, with respect to Diversified Risk Parity Fund previously filed on April 21, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 240, and hereby incorporated by reference.

(h)(63)

Expense Limitation Agreement between Genesis Capital LLC and the Registrant, with respect to SCA Absolute Return Fund and SCA Directional Fund previously filed on May 6, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 246, and hereby incorporated by reference.

(h)(64)	Expense Limitation Agreement between Avant Capital Management, LLC and the Registrant, with respect to Avant II Tracking Fund to be filed by amendment.
(h)(65)

Form of Expense Limitation Agreement between Altegris Advisors, LLC and the Registrant, with respect to Altegris Macro Strategy Fund previously filed on May 16, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 251, and hereby incorporated by reference.

(h)(66)

Expense Limitation Agreement between Zeo Capital Advisors, LLC and the Registrant, with respect to Zeo Strategic Income Fund previously filed on May 27, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 261, and hereby incorporated by reference.

(h)(67)

Expense Limitation Agreement between Brinton Eaton Associates, Inc. and the Registrant, with respect to The Giralda Fund previously filed on May 4, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 245, and hereby incorporated by reference.

(h)(68)

Form of Expense Limitation Agreement between Van Hulzen Asset Management, LLC and the Registrant, with respect to Iron Horse Fund previously filed on May 11, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 249, and hereby incorporated by reference.

(h)(69)

Expense Limitation Agreement between Mosaic Capital Management, LLC and the Registrant, with respect to Mosaic Managed Futures Strategy Fund previously filed on June 3, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 264, and hereby incorporated by reference.

(h)(70)

Form of Expense Limitation Agreement between Fusion Investment Group, LLC and the Registrant, with respect to Global Fusion Tactical Equity Fund and Global Fusion Long/Short Fund filed on May 23, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 255, and hereby incorporated by reference.

(h)(71)

Form of Expense Limitation Agreement between Astor Asset Management, LLC and the Registrant, with respect to Astor Active Income ETF Fund and Astor Style Preferred Growth ETF Fund previously filed on May 24, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 256, and hereby incorporated by reference.

(h)(72)

Form of Expense Limitation Agreement between Altrius Institutional Asset Management, LLC and the Registrant, with respect to Altrius Small Cap Value Fund was previously filed on June 13, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 273, and hereby incorporated by reference.

(h)(73)

Form of Expense Limitation Agreement between Ascendant Advisors, LLC and the Registrant, with respect to Ascendant Balanced Fund, Ascendant Natural Resources Fund and Ascendant MultiCap Equity Fund previously filed on June 14, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 274, and hereby incorporated by reference.

(h)(74)

Expense Limitation Agreement between Winch Advisory Services, LLC and the Registrant, with respect to Ginkgo Multi-Strategy Fund previously filed on July 19, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 282, and hereby incorporated by reference.

(h)(75)

Form of Expense Limitation Agreement between Absolute Private Wealth Management LLC and the Registrant, with respect to Quantitative Managed Futures Strategy Fund previously filed on July 22, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 284, and hereby incorporated by reference.

(h)(76)

Form of Expense Limitation Agreement between Peregrine Capital Advisors, Inc. and the Registrant, with respect to Peregrine Gold Silver Alpha Strategy Fund previously filed on August 19, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 298, and hereby incorporated by reference.

(h)(77)

Form of Expense Limitation Agreement between Triex Financial Services, Inc. and the Registrant, with respect to Triex Long/Short Fund previously filed on August 23, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 300, and hereby incorporated by reference.

(h)(78)	Expense Limitation Agreement between Toews Corporation and the Registrant, with respect to Toews Hedged Commodities Fund to be filed by amendment.
(h)(79)	Expense Limitation Agreement between Avant Capital Management, LLC and the Registrant, with respect to Avant Gold Coin Strategy Fund to be filed by amendment.
(h)(80)	Expense Limitation Agreement between Altegris Advisors, LLC and the Registrant, with respect to Altegris Futures Evolution Strategy Fund to be filed by amendment.
(h)(81)	Expense Limitation Agreement between Risk Paradigm Group, LLC and the Registrant, with respect to RPG Emerging Market Premium Sector Rotation Fund to be filed by amendment.
(h)(82)

Interim Expense Limitation Agreement between Preservation Trust Advisors, LLC and the Registrant, with respect to The Long-Short Fund is filed previously filed on September 2, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 304, and hereby incorporated by reference. ..

(i)(1)	Opinion previously filed on July 1, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 279, and hereby incorporated by reference. .
(i)(2)	Consent of Counsel to be filed by amendment ..
(j)(1)	Consent of Independent Auditor to be filed by amendment.
(j)(2)

Powers of Attorney of Andrew Rogers and Kevin Wolf previously filed on March 13, 2009 to the Registrant’s Registration Statement in Post-Effective Amendment No. 81, and hereby incorporated by reference.  Powers of Attorney of Anthony J. Hertl, Michael Miola, L. Merill Bryan, Gary W. Lanzen, Mark Taylor previously filed on April 1, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 234, and hereby incorporated by reference.  .

(k)	Omitted Financial Statements - Not Applicable.
(l)	Initial Capital Agreements - Not Applicable.
(m)(1)

Rule 12b-1 Plan of the Adaptive Allocation Fund (previously known as Critical Math Fund), previously filed on January 30, 2006 to the Registrant’s Registration Statement in Post-Effective Amendment No. 8, and hereby incorporated by reference.

(m)(2)	Rule 12b-1 Plan of The Biondo Growth Fund, previously filed on April 24, 2006 to the Registrant’s Registration Statement in Post-Effective Amendment No. 11, and hereby incorporated by reference.
(m)(3)

Rule 12b-1 Plan of the Winans Long/Short Fund (known previously as Biltmore Momentum/Dynamic ETF Fund), previously filed on May 31, 2006 to the Registrant’s Registration Statement in Post-Effective Amendment No. 13, and hereby incorporated by reference.

(m)(4)	Rule 12b-1 Plan of the Arrow DWA Balanced Fund previously filed on July 19, 2006 to the Registrant’s Registration Statement in Post-Effective Amendment No. 15, and hereby incorporated by reference.
(m)(5)

Rule 12b-1 Plan of the Autopilot Managed Growth Fund previously filed on January 12, 2007 to the Registrant’s Registration Statement in Post-Effective Amendment No. 16, and hereby incorporated by reference.

(m)(6)

Rule 12b-1 Plan of the Pacific Financial Core Equity Fund, the Pacific Financial Explorer Fund, the Pacific Financial International Fund, the Pacific Financial Strategic Conservative Fund and the Pacific Financial Tactical Fund previously filed on May 10, 2007 in Post-Effective Amendment No. 21, and hereby incorporated by reference.

(m)(7)	Rule 12b-1 Plan of Gratio Values Fund, previously filed on May 6, 2008 to the Registrant’s Registration Statement in Post-Effective Amendment No. 43, and hereby incorporated by reference.
(m)(8)

Rule 12b-1 Plan of Investor Class Shares of The Biondo Growth Fund, previously filed on February 1, 2008 to the Registrant’s Registration Statement in Post-Effective Amendment No. 36, and hereby incorporated by reference.

(m)(9)

Rule 12b-1 Plan of Arrow Alternative Solutions Fund, previously filed on October 3, 2007 to the Registrant’s Registration Statement in Post-Effective Amendment No. 29, and hereby incorporated by reference.

(m)(10)

Rule 12b-1 Plan of Sierra Core Retirement Fund, previously filed on December 17, 2007 to the Registrant’s Registration Statement in Post-Effective Amendment No. 35, and hereby incorporated by reference.

(m)(11)	Rule 12b-1 Plan of Arrow DWA Tactical Fund, previously filed on May 6, 2008 to the Registrant’s Registration Statement in Post-Effective Amendment No. 43, and hereby incorporated by reference.
(m)(12)	Rule 12b-1 Plan of EAS Genesis Fund, previously filed on May 6, 2008 to the Registrant’s Registration Statement in Post-Effective Amendment No. 43, and hereby incorporated by reference.
(m)(13)	Rule 12b-1 Plan of KCM Macro Trends Fund, previously filed on May 6, 2008 to the Registrant’s Registration Statement in Post-Effective Amendment No. 43, and hereby incorporated by reference.
(m)(14)

Rule 12b-1 Plan of EM Capital India Gateway Fund, previously filed on September 8, 2008 to the Registrant’s Registration Statement in Post-Effective Amendment No. 61, and hereby incorporated by reference.

(m)(15)

Rule 12b-1 Plan of Wintrust Capital Disciplined Equity Fund (formerly known as Wayne Hummer Large Cap Core Fund), previously filed on May 22, 2008 to the Registrant’s Registration Statement in Post-Effective Amendment No. 44, and hereby incorporated by reference.

(m)(16)	Rule 12b-1 Plan of MutualHedge Funds previously filed on October 31, 2008 to the Registrant’s Registration Statement in Post-Effective Amendment No. 68, and hereby incorporated by reference.
(m)(17)	Rule 12b-1 Plan of Wade Core Destination Fund previously filed on October 10, 2008 to the Registrant’s Registration Statement in Post-Effective Amendment No. 65, and hereby incorporated by reference.
(m)(18)	Rule 12b-1 Plan of SouthernSun Small Cap Fund previously filed on October 31, 2008 to the Registrant’s Registration Statement in Post-Effective Amendment No. 68, and hereby incorporated by reference.
(m)(19)	Rule 12b-1 Plan of Leader Short-Term Bond Fund previously filed on October 31, 2008 to the Registrant’s Registration Statement in Post-Effective Amendment No. 68, and hereby incorporated by reference.
(m)(20)	Rule 12b-1 Plan of Arrow DWA Systematic RS Fund to be filed by amendment.
(m)(21)

Rule 12b-1 Plan of Wayne Hummer Real Estate 130/30 Fund and Wintrust Capital Small Cap Opportunity Fund (formerly known as Wayne Hummer Small Cap Core Fund) previously filed on November 28, 2008 to the Registrant’s Registration Statement in Post-Effective Amendment No. 72, and hereby incorporated by reference.

(m)(22)

Form of Rule 12b-1 Plan of SouthernSun U.S. Equity Fund previously filed on July 22, 2011, to the Registrant’s Registration Statement in Post-Effective Amendment No. 285, and hereby incorporated by reference..

(m)(23)

Rule 12b-1 Plan of CMG Absolute Return Strategies Fund previously filed on March 13, 2009 to the Registrant’s Registration Statement in Post-Effective Amendment No. 81, and hereby incorporated by reference.

(m)(24)

Rule 12b-1 Plan of Incline Capital Smart Switch Fund previously filed on March 13, 2009 to the Registrant’s Registration Statement in Post-Effective Amendment No. 81, and hereby incorporated by reference.

(m)(25)	Rule 12b-1 Plan of The Currency Strategies Fund previously filed on April 21, 2009 to the Registrant’s Registration Statement in Post-Effective Amendment No. 83, and hereby incorporated by reference.
(m)(26)

Rule 12b-1 Plan of The Long-Short Fund and Bull Path Mid-Cap Growth Fund previously filed on April 21, 2009 to the Registrant’s Registration Statement in Post-Effective Amendment No. 83, and hereby incorporated by reference.

(m)(27)	Rule 12b-1 Plan of GMG Defensive Beta Fund previously filed on August 13, 2009 to the Registrant’s Registration Statement in Post-Effective Amendment No. 96, and hereby incorporated by reference.
(m)(28)

Rule 12b-1 Plan of Chariot Absolute Return Currency Fund previously filed on August 13, 2009 to the Registrant’s Registration Statement in Post-Effective Amendment No. 96, and hereby incorporated by reference.

(m)(29)

Rule 12b-1 Plan of BTS Bond Asset Allocation Fund previously filed on August 13, 2009 to the Registrant’s Registration Statement in Post-Effective Amendment No. 96, and hereby incorporated by reference.

(m)(30)	Rule 12b-1 Plan of Astor Long/Short Fund previously filed on August 13, 2009 to the Registrant’s Registration Statement in Post-Effective Amendment No. 96, and hereby incorporated by reference.
(m)(31)

Rule 12b-1 Plan of Rady Opportunistic Value Fund and Rady Contrarian Long/Short Fund (formerly known as Rady Opportunistic Fund and Rady Contrarian Fund) previously filed on October 20, 2009 to the Registrant’s Registration Statement in Post-Effective Amendment No. 109 and hereby incorporated by reference.

(m)(32)	Rule 12b-1 Plan of The Lacerte Guardian Fund previously filed on October 20, 2009 to the Registrant’s Registration Statement in Post-Effective Amendment No. 109, and hereby incorporated by reference.
(m)(33)

Rule 12b-1 Plan of MutualHedge Frontier Legends Fund previously filed on January 28, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 124, and hereby incorporated by reference.

(m)(34)

Rule 12b-1 Plan of Investment Partners Opportunities Fund previously filed on November 16, 2009 to the Registrant’s Registration Statement in Post-Effective Amendment No. 112, and hereby incorporated by reference.

(m)(35)	Rule 12b-1 Plan of The Biondo Focus Fund previously filed on January 28, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 124, and hereby incorporated by reference.
(m)(36)

Rule 12b-1 Plan of Generations Multi-Strategy Fund, previously filed on December 4, 2009 to the Registrant’s Registration Statement in Post-Effective Amendment No. 119, and hereby incorporated by reference.

(m)(37)

Rule 12b-1 Plan of Strategic Investing Long/Short Fund previously filed on April 7, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 137, and hereby incorporated by reference.

(m)(38)

Rule 12b-1 Plan of Arrow Managed Futures Trend Fund previously filed on April 29, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 148 and hereby incorporated by reference.

(m)(39)	Rule 12b-1 Plan of CIFG MaxBalancedSM Fund previously filed on April 7, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 137, and hereby incorporated by reference.
(m)(40)

Rule 12b-1 Plan of Princeton Futures Strategy Fund previously filed on July 8, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 164, and hereby incorporated by reference.

(m)(41)	Rule 12b-1 Plan of Chadwick & D’Amato Fund previously filed on June 10, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 157, and hereby incorporated by reference.
(m)(42)	Rule 12b-1 Plan of 13D Activist Fund to be filed by amendment.
(m)(43)	Rule 12b-1 Plan of CIFG MaxOppSM Fund previously filed on July 30, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 167, and hereby incorporated by reference.
(m)(44)	Rule 12b-1 Plan of Leader Total Return Fund previously filed on June 30, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 162, and hereby incorporated by reference.
(m)(45)

Rule 12b-1 Plan of Altegris Managed Futures Strategy Fund previously filed on August 31, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 171, and hereby incorporated by reference.

(m)(46)	Rule 12b-1 Plan of Power Income Fund previously filed on August 27, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 170, and hereby incorporated by reference.
(m)(47)

Rule 12b-1 Plan of PSI Market Neutral Fund, PSI Total Return Fund, PSI Strategic Growth Fund and PSI Tactical Growth Power Income Fund previously filed on August 27, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 170, and hereby incorporated by reference.

(m)(48)

Rule 12b-1 Plan of RAM Risk-Managed Growth Fund previously filed on September 30, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 179, and hereby incorporated by reference.

(m)(49)

Rule 12b-1 Plan of GoalMine Fixed Income Fund and GoalMine Balanced Growth Fund previously filed on July 14, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 165, and hereby incorporated by reference.

(m)(50)

Rule 12b-1 Plan of Bishop Volatility Flex Fund previously filed on November 1, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 185, and hereby incorporated by reference.

(m)(51)

Rule 12b-1 Plan of CWC Small Cap Aggressive Value Fund previously filed on December 3, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 189, and hereby incorporated by reference.

(m)(52)	Rule 12b-1 Plan of The FX Strategy Fund previously filed on January 28, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 204, and hereby incorporated by reference.
(m)(53)

Rule 12b-1 Plan of Arrow Commodity Strategy Fund previously filed on January 5, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 196, and hereby incorporated by reference.

(m)(54)	Rule 12b-1 Plan of 7Twelve Balanced Fund previously filed on February 11, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 210, and hereby incorporated by reference.
(m)(54)

Rule 12b-1 Plan of Bandon Isolated Alpha Fixed Income Fund previously filed on December 22, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 193, and hereby incorporated by reference.

(m)(56)

Rule 12b-1 Plan of Beech Hill Total Return Fund previously filed on January 5, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 197, and hereby incorporated by reference.

(m)(57)

Rule 12b-1 Plan of Navigator Equity Hedged Fund previously filed on January 13, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 199, and hereby incorporated by reference.

(m)(57)

Rule 12b-1 Plan of Tatro Capital Tactical Appreciation Fund previously filed on February 11, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 210, and hereby incorporated by reference.

(m)(59)

Rule 12b-1 Plan of Grant Park Managed Futures Strategy Fund previously filed on March 3, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 227, and hereby incorporated by reference.

(m)(60)	Rule 12b-1 Plan of GPS Multiple Strategy Fund previously filed on May 16, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 251, and hereby incorporated by reference.
(m)(61)	Rule 12b-1 Plan of Diversified Risk Parity Fund previously filed on May 23, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 254, and hereby incorporated by reference.
(m)(62)

Rule 12b-1 Plan of SCA Absolute Return Fund and SCA Directional Fund previously filed on May 23, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 254, and hereby incorporated by reference.

(m)(63)	Rule 12b-1 Plan of Avant II Tracking Fund to be filed by amendment.
(m)(64)

Form of Rule 12b-1 Plan of Altegris Macro Strategy Fund previously filed on May 16, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 251, and hereby incorporated by reference.

(m)(65)	Rule 12b-1 Plan of Zeo Strategic Income Fund previously filed on July 1, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 279, and hereby incorporated by reference. .
(m)(66)	Rule 12b-1 Plan of The Giralda Fund to be filed by amendment.
(m)(67)	Form of Rule 12b-1 Plan of Iron Horse Fund previously filed on May 11, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 249, and hereby incorporated by reference.
(m)(68)

Rule 12b-1 Plan of Mosaic Managed Futures Strategy Fund previously filed on July 1, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 279, and hereby incorporated by reference.  .

(m)(69)

Form of Rule 12b-1 Plan of Astor Active Income ETF Fund and Astor Style Preferred Growth ETF Fund previously filed on May 24, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 256, and hereby incorporated by reference.

(m)(70)

Form of Rule 12b-1 Plan of Altrius Small Cap Value Fund was previously filed on June 13, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 273, and hereby incorporated by reference.

(m)(71)

Form of Rule 12b-1 Plan of Ascendant Balanced Fund, Ascendant Natural Resources Fund and Ascendant MultiCap Equity Fund previously filed on June 14, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 274, and hereby incorporated by reference.

(m)(72)	Rule 12b-1 Plan of Ginkgo Multi-Strategy Fund previously filed on July 1, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 279, and hereby incorporated by reference. .
(m)(73)

Form of Rule 12b-1 Plan of Quantitative Managed Futures Strategy Fund previously filed on July 22, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 285, and hereby incorporated by reference.

(m)(74)

Form of Rule 12b-1 Plan of Peregrine Gold Silver Alpha Strategy Fund previously filed on August 19, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 298, and hereby incorporated by reference.

(m)(75)

Form of Rule 12b-1 Plan of Triex Long/Short Fund previously filed on August 23, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 300, and hereby incorporated by reference.

(m)(76)	Rule 12b-1 Plan of Avant Gold Coin Strategy Fund to be filed by amendment.
(m)(77)	Rule 12b-1 Plan of Altegris Futures Evolution Strategy Fund to be filed by amendment.
(m)(78)	Rule 12b-1 Plan of RPG Emerging Market Premium Sector Rotation Fund to be filed by amendment.
(n)	Rule 18f-3 Plan to add RPG Emerging Market Premium Sector Rotation Fund to be filed by amendment.
(p)(1)

Code of Ethics of Northern Lights Distributors, LLC, previously filed on October 30, 2007 to the Registrant’s Registration Statement in Post-Effective Amendment No. 32, and hereby incorporated by reference.

(p)(2)	Code of Ethics of Critical Math Advisors LLC, previously filed on January 30, 2006 to the Registrant’s Registration Statement in Post-Effective Amendment No. 8, and hereby incorporated by reference.
(p)(3)

Code of Ethics of Biondo Investment Advisors, LLC, previously filed on April 24, 2006 to the Registrant’s Registration Statement in Post-Effective Amendment No. 11, and hereby incorporated by reference.

(p)(4)

Code of Ethics of Capital Group, Inc. (D.B.A. Biltmore Investment Group) previously filed on May 31, 2006 to the Registrant’s Registration Statement in Post-Effective Amendment No. 13, and hereby incorporated by reference.

(p)(5)	Code of Ethics of Arrow Investment Advisors, LLC previously filed on July 19, 2006 to the Registrant’s Registration Statement in Post-Effective Amendment No. 15, and hereby incorporated by reference.
(p)(6)

Code of Ethics of Dorsey, Wright & Associates, Inc previously filed on July 19, 2006 to the Registrant’s Registration Statement in Post-Effective Amendment No. 15, and hereby incorporated by reference.

(p)(7)

Code of Ethics of Rhoads Lucca Capital Partners, LP previously filed on January 12, 2007 to the Registrant’s Registration Statement in Post-Effective Amendment No. 16, and hereby incorporated by reference.

(p)(8)	Code of Ethics of Changing Parameters, LLC previously filed on January 12, 2007 to the Registrant’s Registration Statement in Post-Effective Amendment No. 16, and hereby incorporated by reference.
(p)(10)

Code of Ethics of The Pacific Financial Group, Inc. previously filed on May 10, 2007 to the Registrant’s Registration Statement in Post-Effective Amendment No. 21, and hereby incorporated by reference.

(p)(11)

Code of Ethics of Sherwood Advisors, LLC (D.B.A. Gratio Capital) previously filed on May 10, 2007 to the Registrant’s Registration Statement in Post-Effective Amendment No. 21, and hereby incorporated by reference.

(p)(12)

Code of Ethics of Wright Fund Management, LLC, previously filed on December 17, 2007 to the Registrant’s Registration Statement in Post-Effective Amendment No. 35, and hereby incorporated by reference.

(p)(13)

Code of Ethics of Anchor Capital Management Group, Inc., previously filed on February 12, 2008 to the Registrant’s Registration Statement in Post-Effective Amendment No. 37, and hereby incorporated by reference.

(p)(14)

Code of Ethics of Wintrust Capital Management Company, LLC (formerly known as Wayne Hummer Asset Management Company), previously filed on March 20, 2008 to the Registrant’s Registration Statement in Post-Effective Amendment No. 40, and hereby incorporated by reference.

(p)(15)	Code of Ethics of Emerald Asset Advisors, LLC, previously filed on April 18, 2008 to the Registrant’s Registration Statement in Post-Effective Amendment No. 41, and hereby incorporated by reference.
(p)(16)

Code of Ethics of Kerns Capital Management, Inc., previously filed on April 18, 2008 to the Registrant’s Registration Statement in Post-Effective Amendment No. 41, and hereby incorporated by reference.

(p)(17)	Code of Ethics of EM Capital Management, LLC previously filed on October 31, 2008 to the Registrant’s Registration Statement in Post-Effective Amendment No. 68, and hereby incorporated by reference.
(p)(18)	Code of Ethics of Equinox Fund Management, LLC, previously filed on July 9, 2008 to the Registrant’s Registration Statement in Post-Effective Amendment No. 51, and hereby incorporated by reference.
(p)(19)	Code of Ethics of Three G Financial, LLC, previously filed on August 21, 2008 to the Registrant’s Registration Statement in Post-Effective Amendment No. 58, and hereby incorporated by reference.
(p)(20)	Code of Ethics of Wade Financial Group, previously filed on August 21, 2008 to the Registrant’s Registration Statement in Post-Effective Amendment No. 58, and hereby incorporated by reference.
(p)(21)

Code of Ethics of SouthernSun Asset Management, Inc. previously filed on August 21, 2008 to the Registrant’s Registration Statement in Post-Effective Amendment No. 58, and hereby incorporated by reference.

(p)(22)	Code of Ethics of Toews Corporation, previously filed on November 7, 2008 to the Registrant’s Registration Statement in Post-Effective Amendment No. 70, and hereby incorporated by reference.
(p)(23)	Code of Ethics of Leader Capital Corp., previously filed on October 20, 2008 to the Registrant’s Registration Statement in Post-Effective Amendment No. 66, and hereby incorporated by reference.
(p)(24)

Code of Ethics of CMG Capital Management Group, Inc. previously filed on April 30, 2009 to the Registrant’s Registration Statement in Post-Effective Amendment No. 84, and hereby incorporated by reference.

(p)(25)	Code of Ethics of Traub Capital Management, LLC previously filed on April 30, 2009 to the Registrant’s Registration Statement in Post-Effective Amendment No. 84, and hereby incorporated by reference.
(p)(26)	Code of Ethics of Bandon Capital Management, LLC previously filed on April 30, 2009 to the Registrant’s Registration Statement in Post-Effective Amendment No. 84, and hereby incorporated by reference.
(p)(27)	Code of Ethics of Heritage Capital, LLC previously filed on April 30, 2009 to the Registrant’s Registration Statement in Post-Effective Amendment No. 84, and hereby incorporated by reference.
(p)(28)

Code of Ethics of Schreiner Capital Management, Inc. previously filed on April 30, 2009 to the Registrant’s Registration Statement in Post-Effective Amendment No. 84, and hereby incorporated by reference.

(p)(29)	Code of Ethics of Scotia Partners, Ltd. previously filed on April 30, 2009 to the Registrant’s Registration Statement in Post-Effective Amendment No. 84, and hereby incorporated by reference.
(p)(30)	Code of Ethics of Incline Asset Management, LLC previously filed on March 13, 2009 to the Registrant’s Registration Statement in Post-Effective Amendment No. 81, and hereby incorporated by reference.
(p)(31)	Code of Ethics of Sarasota Capital Partners, LLC previously filed on April 21, 2009 to the Registrant’s Registration Statement in Post-Effective Amendment No. 83, and hereby incorporated by reference.
(p)(32)

Code of Ethics of Bull Path Capital Management, LLC previously filed on April 30, 2009 to the Registrant’s Registration Statement in Post-Effective Amendment No. 84, and hereby incorporated by reference.

(p)(33)	Code of Ethics of Summit Portfolios Advisors, LLC previously filed on June 24, 2009 to the Registrant’s Registration Statement in Post-Effective Amendment No. 91, and hereby incorporated by reference.
(p)(34)	Code of Ethics of Montebello Partners, LLC previously filed on September 14, 2009 to the Registrant’s Registration Statement in Post-Effective Amendment No. 104, and hereby incorporated by reference.
(p)(35)	Code of Ethics of Chariot Advisors, LLC previously filed on June 24, 2009 to the Registrant’s Registration Statement in Post-Effective Amendment No. 91, and hereby incorporated by reference.
(p)(36)	Code of Ethics of BTS Asset Management, LLC previously filed on August 28, 2009 to the Registrant’s Registration Statement in Post-Effective Amendment No. 99, and hereby incorporated by reference.
(p)(37)	Code of Ethics of Astor Asset Management, LLC previously filed on August 28, 2009 to the Registrant’s Registration Statement in Post-Effective Amendment No. 99, and hereby incorporated by reference.
(p)(38)	Code of Ethics of Rady Asset Management, LLC previously filed on August 28, 2009 to the Registrant’s Registration Statement in Post-Effective Amendment No. 99, and hereby incorporated by reference.
(p)(39)

Code of Ethics of Lacerte Capital Advisors, LLC previously filed on October 30, 2009 to the Registrant’s Registration Statement in Post-Effective Amendment No. 111, and hereby incorporated by reference.

(p)(40)

Code of Ethics of Barclays Capital Fund Services-Americas previously filed on September 14, 2009 to the Registrant’s Registration Statement in Post-Effective Amendment No. 104, and hereby incorporated by reference.

(p)(41)

Code of Ethics of Winans International Investment Management, Inc. previously filed on August 28, 2009 to the Registrant’s Registration Statement in Post-Effective Amendment No. 99, and hereby incorporated by reference.

(p)(42)

Code of Ethics of Investment Partners Asset Management, Inc. previously filed on October 2, 2009 to the Registrant’s Registration Statement in Post-Effective Amendment No. 107, and hereby incorporated by reference.

(p)(43)	Code of Ethics of FocusPoint Solutions, Inc. previously filed on February 12, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 127, and hereby incorporated by reference.
(p)(44)	Code of Ethics of Strategic Investing Funds, LLC previously filed on April 7, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 137, and hereby incorporated by reference.
(p)(45)

Code of Ethics of Capstone Investment Financial Group, Inc previously filed on April 29, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 147, and hereby incorporated by reference.

(p)(46)

Code of Ethics of Dunn Warren Investment Advisors, LLC previously filed on April 7, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 137, and hereby incorporated by reference.

(p)(47)

Code of Ethics of Mount Yale Asset Management, LLC previously filed on June 30, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 162, and hereby incorporated by reference.

(p)(48)	Code of Ethics of 6800 Capital, LLC previously filed on June 30, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 162, and hereby incorporated by reference.
(p)(49)

Code of Ethics of Congress Asset Management Company, LLP previously filed on June 30, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 162, and hereby incorporated by reference.

(p)(50)	Code of Ethics of Chadwick & D’Amato, LLC previously filed on June 30, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 162, and hereby incorporated by reference.
(p)(51)	Code of Ethics of 13D Management, LLC previously filed on July 8, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 164, and hereby incorporated by reference.
(p)(52)	Code of Ethics of Altegris Advisors, LLC previously filed on August 31, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 171, and hereby incorporated by reference.
(p)(53)

Code of Ethics of Rodney Square Management Corporation, previously filed on September 30, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 179, and hereby incorporated by reference.

(p)(54)	Code of Ethics of W.E. Donoghue & Co., Inc. previously filed on August 31, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 171, and hereby incorporated by reference.
(p)(55)	Code of Ethics of Portfolio Strategies, Inc. previously filed on August 31, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 171, and hereby incorporated by reference.
(p)(56)	Code of Ethics of RAM Capital Management, LLC previously filed on July 2, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 163, and hereby incorporated by reference.
(p)(57)

Code of Ethics of Bishop Asset Management, LLC previously filed on November 1, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 185, and hereby incorporated by reference.

(p)(58)	Code of Ethics of CWC Advisors, LLC previously filed on March 14, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 230, and hereby incorporated by reference.
(p)(59)	Code of Ethics of BBW Capital Advisors previously filed on November 30, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 186, and hereby incorporated by reference.
(p)(60)

Code of Ethics of Loomis, Sayles & Company, L.P. previously filed on March 29, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 232, and hereby incorporated by reference..

(p)(61)	Code of Ethics of 7Twelve Advisors, LLC previously filed on November 30, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 186, and hereby incorporated by reference.
(p)(62)	Code of Ethics of Beech Hill Advisors, Inc. previously filed on November 30, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 186, and hereby incorporated by reference.
(p)(63)

Code of Ethics of Clark Capital Management Group, Inc. previously filed on December 2, 2010 to the Registrant’s Registration Statement in Post-Effective Amendment No. 187, and hereby incorporated by reference.

(p)(64)	Code of Ethics of Tatro Capital, LLC previously filed on February 11, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 210, and hereby incorporated by reference.
(p)(65)

Code of Ethics of Knollwood Investment Advisors, LLC previously filed on March 14, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 230, and hereby incorporated by reference.

(p)(66)

Code of Ethics of GPS Capital Management, LLC previously filed on February 11, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 210, and hereby incorporated by reference.

(p)(67)	Code of Ethics of Risk Paradigm Group, LLC previously filed on March 14, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 230, and hereby incorporated by reference.
(p)(68)	Code of Ethics of Genesis Capital, LLC previously filed on March 29, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 232, and hereby incorporated by reference.
(p)(69)	Code of Ethics of Avant Capital Management, LLC previously filed on May 16, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 251, and hereby incorporated by reference.
(p)(70)	Code of Ethics of CWM, LLC previously filed on May 6, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 246, and hereby incorporated by reference..
(p)(71)	Code of Ethics of Zeo Capital Advisors, LLC to be filed by amendment.
(p)(72)

Code of Ethics of Brinton Eaton Associates, Inc. previously filed on March 29, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 232, and hereby incorporated by reference.

(p)(73)	Code of Ethics of Van Hulzen Asset Management, LLC previously filed on May 6, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 246, and hereby incorporated by reference.
(p)(74)	Code of Ethics of Mosaic Capital Management, LLC previously filed on May 6, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 246, and hereby incorporated by reference.
(p)(75)	Code of Ethics of Fusion Investment Group, LLC previously filed on May 6, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 246, and hereby incorporated by reference.
(p)(76)

Code of Ethics of Altrius Institutional Asset Management, LLC previously filed on May 16, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 251, and hereby incorporated by reference.

(p)(77)	Code of Ethics of Ascendant Advisors, LLC previously filed on June 14, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 274, and hereby incorporated by reference.
(p)(78)	Code of Ethics of Winch Advisory Services, LLC to be filed by amendment.
(p)(79)

Code of Ethics of Absolute Private Wealth Management, LLC previously filed on July 1, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 279, and hereby incorporated by reference.  .

(p)(80)	Code of Ethics of Horizon Cash Management LLC previously filed on July 1, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 279, and hereby incorporated by reference. .
(p)(81)	Code of Ethics of Peregrine Capital Advisors, Inc. to be filed by amendment.
(p)(82)	Code of Ethics of Triex Financial Services, Inc. previously filed on July 13, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 281, and hereby incorporated by reference.
(p)(83)	Code of Ethics of Doubleline Capital LP to be filed by amendment.
(p)(84)

Code of Ethics of Preservation Trust Advisors, LLC previously filed on September 2, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 304, and hereby incorporated by reference. ..

ITEM 29.

PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT.

None.

ITEM 30.

INDEMNIFICATION.

Article VIII, Section 2(a) of the Agreement and Declaration of Trust provides that to the fullest extent that limitations on the liability of Trustees and officers are permitted by the Delaware Statutory Trust Act of 2002, the officers and Trustees shall not be responsible or liable in any event for any act or omission of:  any agent or employee of the Trust; any investment adviser or principal underwriter of the Trust; or with respect to each Trustee and officer, the act or omission of any other Trustee or officer, respectively.  The Trust, out of the Trust Property, is required to indemnify and hold harmless each and every officer and Trustee from and against any and all claims and demands whatsoever arising out of or related to such officer’s or Trustee’s performance of his or her duties as an officer or Trustee of the Trust.  This limitation on liability applies to events occurring at the time a person serves as a Trustee or officer of the Trust whether or not such person is a Trustee or officer at the time of any proceeding in which liability is asserted.  Nothing contained in the Agreement and Declaration of Trust indemnifies, holds harmless or protects any officer or Trustee from or against any liability to the Trust or any shareholder to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office.

Article VIII, Section 2(b) provides that every note, bond, contract, instrument, certificate or undertaking and every other act or document whatsoever issued, executed or done by or on behalf of the Trust, the officers or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in such Person’s capacity as Trustee and/or as officer, and such Trustee or officer, as applicable, shall not be personally liable therefore, except as described in the last sentence of the first paragraph of Section 2 of Article VIII.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Delaware law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Underwriting Agreement provides that the Registrant agrees to indemnify, defend and hold Northern Lights Distributors (NLD), its several officers and directors, and any person who controls NLD within the meaning of Section 15 of the Securities Act free and harmless from and against any and all claims, demands, liabilities and expenses (including the reasonable cost of investigating or defending such claims, demands or liabilities and any reasonable counsel fees incurred in connection therewith) which NLD, its officers and directors, or any such controlling persons, may incur under the Securities Act, the 1940 Act, or common law or otherwise, arising out of or based upon: (i) any untrue statement, or alleged untrue statement, of a material fact required to be stated in either any Registration Statement or any Prospectus, (ii) any omission, or alleged omission, to state a material fact required to be stated in any Registration Statement or any Prospectus or necessary to make the statements in any of them not misleading, (iii) the Registrant’s  failure to maintain an effective Registration statement and Prospectus with respect to Shares of the Funds that are the subject of the claim or demand, or (iv)  the Registrant’s failure to provide NLD with advertising or sales materials to be filed with the FINRA on a timely basis.

The Fund Accounting, Transfer Agency and Administration Service Agreements with Gemini Fund Services (GFS) provides that the Registrant agrees to indemnify and hold GFS harmless from and against any and all losses, damages, costs, charges, reasonable counsel fees, payments, expenses and liability arising out of or attributable to the Registrant’s refusal or failure to comply with the terms of the Agreement, or which arise out of the Registrant’s lack of good faith, gross negligence or willful misconduct with respect to the Registrant’s performance under or in connection with this Agreement.

The Consulting Agreement with Northern Lights Compliance Services, LLC (NLCS) provides that the Registrant agree to indemnify and hold NLCS harmless from and against any and all losses, damages, costs, charges, reasonable counsel fees, payments, expenses and liability arising out of or attributable to the Trust’s refusal or failure to comply with the terms of the Agreement, or which arise out of the Trust’s lack of good faith, gross negligence or willful misconduct with respect to the Trust’s performance under or in connection with the Agreement.  NLCS shall not be liable for, and shall be entitled to rely upon, and may act upon information, records and reports generated by the Trust, advice of the Trust, or of counsel for the Trust and upon statements of the Trust’s independent accountants, and shall be without liability for any action reasonably taken or omitted pursuant to such records and reports

ITEM 31.

BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER.

Certain information pertaining to the business and other connections of each Advisor of each series of the Trust is hereby incorporated herein by reference to the section of the respective Prospectus captioned “Investment Advisor” and to the section of the respective Statement of Additional Information captioned “Investment Advisory and Other Services.”  The information required by this Item 26 with respect to each director, officer or partner of each Advisor is incorporated by reference to the Advisor’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the Securities and Exchange Commission (“SEC”).  Each Advisor’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov, and may be requested by File No. as follows:

Critical Math Advisors LLC, the Adviser to the Adaptive Allocation Fund -- File No. 801 - 65306

Biondo Investment Advisors, LLC, the Adviser to The Biondo Growth Fund and The Biondo Focus Fund-- File No. 801 - 62775

Arrow Investment Advisors, LLC, the Adviser to the Arrow DWA Balanced Fund, Arrow DWA Systematic RS Fund, Arrow DWA Tactical Fund, Arrow Alternative Solutions Fund, Arrow Managed Futures Trend Fund and Arrow Commodity Strategy Fund-- File No. 801 - 66595

Dorsey, Wright & Associates, Inc., the Sub-Adviser to the Arrow DWA Systematic RS Fund, Arrow DWA Balanced Fund and Arrow DWA Tactical Fund -- File No. 801 - 29045

Rhoads Lucca Capital Partners, LP, the Adviser to Autopilot Managed Growth Fund -- File No. 801 - 64590

Changing Parameters, LLC, the Adviser to Changing Parameters Fund -- File No. 801-63495

The Pacific Financial Group, Inc., the Adviser to the Pacific Financial Core Equity Fund, the Pacific Financial Explorer Fund, the Pacific Financial International Fund, the Pacific Financial Strategic Conservative Fund and the Pacific Financial Tactical Fund -- File No. 801 - 18151

Gratio Capital, Inc., the Adviser to the Gratio Values Fund, GoalMine Fixed Income Fund and GoalMine Balanced Growth Fund -- File No. 801 - 68764

Wright Fund Management, LLC, the Adviser of Sierra Core Retirement Fund – File No. 801- 68554

Wintrust Capital Management Company, LLC (formerly known as Wayne Hummer Asset Management Company0, the Adviser of Wintrust Capital Disciplined Equity Fund (formerly known as Wayne Hummer Large Cap Core Fund0, Wayne Hummer Real Estate 130/30 Fund and Wintrust Capital Small Cap Opportunity Fund (formerly known as Wayne Hummer Small Cap Core Fund0 – File No. 801 – 16937

Emerald Asset Advisors, LLC, the Adviser of EAS Genesis Fund – File No. 801 – 56946

Kerns Capital Management, Inc., the Adviser of the KCM Macro Trends Fund – File No. 801 – 57482

Equinox Fund Management, LLC, the Adviser of the MutualHedge Funds – File No. 801- 67852

Three G Financial, LLC, the Adviser of the Generations Multi-Strategy Fund – File No. 801- 69579

Wade Financial Group, the Adviser of the Wade Core Destination Fund – File No. 801-47676

SouthernSun Asset Management, Inc., the Adviser of the SouthernSun Small Cap Fund and SouthernSun U.S. Equity Fund – File No. 801- 34451

Toews Corporation, the Adviser of the Toews Hedged Emerging Markets Fund, Toews Hedged International Fund, Toews Hedged High Yield Fund, Toews Hedged Large-Cap Fund, Toews Hedged Small & Mid Cap Fund and Toews Hedged Commodities Fund– File No. 801- 47765

Leader Capital Corp., the Adviser of the Leader Short Term Bond Fund and Leader Total Return Fund – File No. 801- 56684

CMG Capital Management Group, Inc, the Adviser of the CMG Absolute Return Strategies Fund – File No. 801-43455

Anchor Capital Management Group, LLC, Sub-Adviser of the CMG Absolute Return Strategies Fund – File No. - 801-69345

Traub Capital Management, LLC, the Sub-Adviser to the CMG Absolute Return Strategies Fund and Adviser to The FX Strategy Fund- File No. 801-70068.

Bandon Capital Management, LLC, the Adviser of the Bandon Isolated Alpha Fixed Income Fund - File No. 801-68367

Heritage Capital, LLC, the Sub-Adviser to the CMG Absolute Return Strategies Fund - File No. 801-70050.

Scotia Partners, Ltd., the Sub-Adviser to the CMG Absolute Return Strategies Fund - File No. 801-69997.

Incline Asset Management, LLC, the Adviser of the Incline Capital Smart Swtich Fund – File No. 801-69747

Sarasota Capital Partners, LLC, the Adviser of The Currency Strategies Fund – File No. 801-68409

Bull Path Capital Management, LLC, the Adviser of The Long-Short Fund and Bull Path Mid-Cap Growth Fund – File No. 801- 65532

Summit Portfolio Advisors, LLC, the Adviser of The Collar Fund – File No. 801-70098

Montebello Partners, LLC, the Adviser of the GMG Defensive Beta Fund – File No. 801-70164

Barclays Capital Fund Services, the Sub-Adviser of the GMG Defensive Beta Fund – File No. 801-69700

Chariot Advisors, LLC, the Adviser of the Chariot Absolute Currency Fund – File No. 801-69623.

BTS Asset Management, Inc., the Adviser of the BTS Bond Asset Allocation Fund – File No. 801-14895.

Astor Asset Management, LLC, the Adviser of the Astor Long/Short Fund, Astor Active Income ETF Fund and Astor Style Preferred Growth ETF Fund – File No. 801-61526.

Rady Asset Management, LLC, the Adviser of the Rady Opportunistic Value Fund and Rady Contrarian Long/Short Fund – File No. 801-70446.

Lacerte Capital Advisors, LLC, the Adviser of The Lacerte Guardian Fund – File No. 801-68358.

Winans International Investment Management Inc., the Adviser of the Winans Long/Short Fund (known previously as Biltmore Momentum/Dynamic ETF Fund) – File No.801-43327.

Investment Partners Asset Management, Inc., the Adviser of the Investment Partners Opportunities Fund – File No. 801-61906.

FocusPoint Solutions, Inc., the Sub-Adviser of the Generations Multi-Strategy Fund – File No. 801-63028.

Strategic Investing Funds, LLC, the Adviser of Strategic Investing Long/Short Fund – File No. 801-71055.

Capstone Investment Financial Group, Inc, the Adviser of CIFG MaxBalancedSM Fund and CIFG MaxOppSM Fund – File No. 801-70403.

Dunn Warren Investment Advisors, LLC, the Sub-Adviser of the CIFG MaxBalancedSM Fund and CIFG MaxOppSM Fund – File No. 801-67699.

Mount Yale Asset Management, LLC, the Adviser of Princeton Futures Strategy Fund – File No. 801-63221.

6800 Capital, LLC, the Sub-Adviser of Princeton Futures Strategy Fund – File No. 801-69750.

Congress Asset Management Company, LLP the Sub-Adviser of Princeton Futures Strategy Fund – File No. 801-69845.

Chadwick & D’Amato, LLC, the Adviser of Chadwick & D’Amato Fund – File No. 801-62604.

13D Management, LLC, the Adviser of 13D Activist Fund – File No. 801-71577.

Altegris Advisors, LLC, the Adviser of Altegris Managed Futures Strategy Fund, Altegris Macro Strategy Fund and Altegris Futures Evolution Strategy Fund – File No. 801-71496.

Rodney Square Management Corporation, the Sub-Adviser of Altegris Managed Futures Strategy Fund – File No. 801-22071.

W.E. Donoghue & Co., Inc., the Adviser of Power Income Fund – File No. 801-27959.

Portfolio Strategies, Inc., the Adviser of PSI Market Neutral Fund, PSI Total Return Fund, PSI Strategic Growth Fund and PSI Tactical Growth Power Income Fund – File No. 801-18475.

Howard Capital Management, Inc., the Sub-Adviser of the CMG Absolute Return Strategies Fund – File No. 801-69763

Avant Capital Management I, LLC, the Adviser of Avant II Tracking Fund and Avant Gold Coin Strategy Fund – File No. 801-68387.

RAM Capital Management LLC, the Adviser of the RAM Risk-Managed Growth Fund – File No. 801-71664.

Bishop Asset Management LLC, the Adviser of the Bishop Volatility Flex Fund – File No. 801-71810.

CWC Advisors, LLC, the Adviser of the CWC Small Cap Aggressive Value Fund – File No. 801-62369.

BBW Capital Advisors, the Adviser of the TransWestern Institutional Short Duration Government Bond Fund – File No. 801-67113.

Loomis, Sayles & Company, L.P., the Sub-Adviser of the TransWestern Institutional Short Duration Government Bond Fund – File No. 801-170.

7Twelve Advisors, LLC, the Adviser of the 7Twelve Balanced Fund – File No. 801-71758.

Beech Hill Advisors, Inc., the Adviser of the Beech Hill Total Return Fund – File No. 801-31503.

Clark Capital Management Group Inc., the Adviser of the Navigator Equity Hedged Fund – File No. 801-28445.

Tatro Capital, LLC, the Adviser of the Tatro Capital Tactical Appreciation Fund – File No. 801-72224.

Knollwood Investment Advisors, LLC, the Advisor of the Grant Park Managed Futures Strategy Fund – File No. 801-72068.

GPS Capital Management, LLC, the Advisor of the GPS Multiple Strategy Fund – File No. 801-64685.

Fusion Investment Group, LLC, the Advisor of the Global Fusion Tactical Equity Fund and Global Fusion Long/Short Fund – File No. 801-70495

Risk Paradigm Group, LLC, the Advisor of the Diversified Risk Parity Fund and RPG Emerging Market Premium Sector Rotation Fund– File No. 801-72141.

Genesis Capital LLC, the Advisor of the SCA Absolute Return Fund and SCA Directional Fund – File No. 801-62613.

CWM, LLC, the Sub-Advisor of the EAS Genesis Fund and EAS Global Cycle Fund – File No. 801-72037.

Zeo Capital Advisors, LLC, the Advisor of the Zeo Strategic Income Fund – File No. 801-72287.

Brinton Eaton Associates, Inc., the Advisors of The Giralda Fund – File No. 801-35421.

Van Hulzen Asset Management, LLC, the Advisor of Iron Horse Fund – File No. 801-61884.

Mosaic Capital Management, LLC, the Advisor of Mosaic Managed Futures Strategy Fund – File No.801-72237.

Altrius Institutional Asset Management, LLC, the Advisor of Altrius Small Cap Value Fund – File No. 801-72306.

Ascendant Advisors, LLC, the Advisor of Ascendant Balanced Fund, Ascendant Natural Resources Fund and Ascendant MultiCap Equity Fund – File No. 801-72278.

Winch Advisory Services LLC, the Advisor of Ginkgo Multi-Strategy Fund – File No. 801-55488.

Absolute Private Wealth Management LLC, the Advisor of Quantitative Managed Futures Strategy Fund – File No. 801-72461

Horizon Cash Management LLC, the Sub-Advisor of Quantitative Managed Futures Strategy Fund – File No. 801- 47928

Peregrine Capital Advisors, Inc. the Advisor of Peregrine Gold Silver Alpha Strategy Fund – File No. to be filed by amendment.

Triex Financial Services, Inc. the Advisor of Triex Long/Short Fund – File No. to be filed by amendment.

Doubleline Capital LP, the Sub-Adviser of Altegris Futures Evolution Strategy Fund – File 801-70942.

F-Squared Institutional Advisors, LLC, the Sub-Adviser of RPM Emerging Market Premium Sector Rotation Fund – File 801-71753.

Preservation Trust Advisors, LLC, the Interim Adviser of The Long-Short Fund – File No.801-72576.

ITEM 32.

PRINCIPAL UNDERWRITER.

(a)

Northern Lights Distributors, LLC (“NLD”), is the principal underwriter for all series of Northern Lights Fund Trust, except Leader Short-Term Bond Fund and Leader Total Return Fund. NLD also acts as principal underwriter for the following:

AdvisorOne Funds, Bryce Capital Funds, Copeland Trust, Epiphany Funds, Ladenburg Thalmann Alternative Strategies Fund, Miller Investment Trust, Nile Capital Investment Trust, North Country Funds, Northern Lights Variable Trust, Roge Partners Funds and The Saratoga Advantage Trust.

Foreside Distribution Services, LP (“Foreside”) serves as the underwriter to Leader Short-Term Bond Fund and Leader Total Return Fund and also acts as principal underwriter for the following:

American Independence Funds Trust, The Bjurman, Barry Funds, Capital One Funds, Commonwealth International Series Trust, The Coventry Group, Coventry Funds Trust, First Focus Funds, Inc., HSBC Advisor Funds Trust, HSBC Investor Funds, Lou Holland Trust, Pacific Capital Funds (including CATS and Hawaiian Trust), PNC Funds, RMR Series Trust, STI Classic Funds, STI Classic Variable Trust, The 3800 Fund, The Blue Fund Group and Vintage Mutual Funds, Inc..

(b)

NLD is registered with Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc.  The principal business address of NLD is 4020 South 147th Street, Omaha, Nebraska 68137.  NLD is an affiliate of Gemini Fund Services, LLC.  To the best of Registrant’s knowledge, the following are the members and officers of NLD:

Name	Positions and Offices with Underwriter	Positions and Offices with the Fund
W. Patrick Clarke	Manager	None
Brian Nielsen	Manager, President, Secretary	None
Daniel Applegarth	Treasurer	None
Mike Nielsen	Chief Compliance Officer and AML Compliance Officer	None

Foreside Distribution Services, LP is registered with Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc.  The principal business address of Foreside is 10 High Street, Suite 302, Boston, MA 02110.  To the best of Registrant’s knowledge, the following are the members and officers of NLD:

Name	Positions and Offices with Underwriter	Positions and Offices with the Fund
Mark S. Redman	President and Director	None
Elliott Dobin	Secretary	None
Wayne A. Rose	Co-Chief Compliance Officer	None
Linda C. Carley	Chief Compliance Officer	None
James E. (Ed) Pike	Financial and Operations Principal	None

(c)

Not Applicable.

ITEM 33.

LOCATION OF ACCOUNTS AND RECORDS.

The following entities prepare, maintain and preserve the records required by Section 31 (a) of the 1940 Act for the Registrant.  These services are provided to the Registrant for such periods prescribed by the rules and regulations of the Securities and Exchanged Commission under the 1940 Act and such records are the property of the entity required to maintain and preserve such records and will be surrendered promptly on request.

Bank of New York Mellon (“BONY”), located at One Wall Street, New York, New York 10286, provides custodian services to The Biondo Growth Fund, Winans Long/Short Fund (known previously as Biltmore Momentum/Dynamic ETF Fund), Changing Parameters Fund, Gratio Values Fund, Pacific Financial Core Equity Fund, Pacific Financial Explorer Fund, Pacific Financial International Fund, Pacific Financial Strategic Conservative Fund, Pacific Financial Tactical Fund, The Biondo Focus Fund,  Arrow Managed Futures Trend Fund, GoalMine Fixed Income Fund and GoalMine Balanced Growth Fund pursuant to a Custody Agreement between BONY and the Trust.

First National Bank of Omaha (“FNBO”), located at 1620 Dodge Street, Omaha, NE 68197, provides custodian services to the Adaptive Allocation Fund, the Autopilot Managed Growth Fund, Sierra Core Retirement Fund, Wintrust Capital Disciplined Equity Fund, EAS Genesis Fund, Wade Core Destination Fund, SouthernSun Small Cap Fund, SouthernSun U.S. Equity Fund, Wayne Hummer Real Estate 130/30 Fund, Wintrust Capital Small Cap Opportunity Fund and Incline Capital Smart Switch Fund pursuant to a Custody Agreement between FNBO and the Trust.

Union Bank, National Association, 350 California Street 6th Floor, San Francisco, California  94104 (Union), provides custodian services to the Arrow DWA Balanced Fund, Arrow DWA Tactical Fund, Arrow DWA Systematic RS Fund, Arrow Alternative Solutions Fund, MutualHedge Funds, The Long-Short Fund, The Collar Fund, BTS Bond Asset Allocation Fund, Astor Long/Short Fund, Rady Opportunistic Value Fund, Rady Contrarian Long/Short Fund, The Lacerte Guardian Fund, GMG Defensive Beta Fund, Winans Long/Short Fund, Investment Partners Opportunities Fund, Strategic Investing Long/Short Fund. Arrow Managed Futures Trend Fund, CIFG MaxBalancedSM Fund, Princeton Futures Strategy Fund Power Income Fund, PSI Market Neutral Fund, PSI Total Return Fund, PSI Strategic Growth Fund, PSI Tactical Growth, CIFG MaxOppSM Fund CWC Small Cap Aggressive Value Fund, Bandon Isolated Alpha-Fixed Income Fund, Chadwick & D’Amato Fund, Arrow Commodity Strategy Fund, RAM Risk managed-Growth Fund, TransWestern Institutional Short Duration Government Bond Fund, Bishop Volatility Flex Fund. 7Twelve Balanced Fund, 13D Activist Fund, Beech Hill Total Return Fund, Navigator Equity Hedged Fund, GPS Multiple Strategy Fund, Diversified Risk Parity Fund, Peregrine Gold Silver Alpha Strategy Fund, Tatro Capital Appreciation Fund,  Avant II Tracking Fund, Ginkgo Multi-Strategy Fund, Altrius Small Cap Value Fund and Triex Long/Short Fund pursuant to a Custody Agreement between Union and the Trust.

Fifth Third Bank (“Fifth Third”), 38 Fountain Square Plaza Cincinnati, Ohio 45263, provides custodian services to KCM Macro Trends Fund, Generations Multi-Strategy Fund, the Leader Short-Term Bond Fund, Leader Total Return Fund, Toews Hedged Emerging Markets Fund, CMG Absolute Return Strategies Fund, The Currency Strategies Fund, Chariot Absolute Return Currency Fund, Toews Hedged International Fund, Toews Hedged High Yield Fund, Toews Hedged Large-Cap Fund and Toews Hedged Small & Mid Cap Fund pursuant to a Custody Agreement between Fifth Third and the Trust.

Wilmington Trust Company (“Wilmington”), 1100 North Market Street, Wilmington, Delaware19890, provides custodian services to Altegris Managed Futures Strategy Fund pursuant to a Custody Agreement between Wilmington and the Trust.

JPMorgan Chase Bank (“JPMorgan”), 270 Park Avenue, New York, NY 10017, provides custodian services to Altegris Macro Strategy Fund pursuant to a Custody Agreement between JPMorgan and the Trust.

Gemini Fund Services, LLC (“GFS”), located at 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137, provides transfer agent and dividend disbursing services pursuant to a Transfer Agency and Service Agreements between GFS and the Trust.  In such capacities, GFS provides pricing for each Fund’s portfolio securities, keeps records regarding securities and other assets in custody and in transfer, bank statements, canceled checks, financial books and records, and keeps records of each shareholder’s account and all disbursement made to shareholders.  GFS also maintains all records required pursuant to Administrative Service Agreements with the Trust.

NLD, located at 4020 South 147th Street, Omaha, Nebraska 68137, serves as principal underwriter for all series of Northern Lights Fund Trust, except Leader Short-Term Bond Fund and Leader Total Return Fund. NLD maintains all records required to be maintained pursuant to each Fund’s Distribution Plan and Agreement adopted pursuant to Rule 12b-1 under the 1940 Act.

Foreside Distribution Services, LP, located at 10 High Street, Suite 302, Boston, MA 02110, serves as principal underwriter for Leader Short-Term Bond Fund and Leader Total Return Fund and maintains all records required to be maintained pursuant to the Fund’s Distribution Plan and Agreements adopted pursuant to Rule 12b-1 under the 1940 Act.

Critical Math Advisors LLC, located at 29 Emmons Drive, Suite A-20, Princeton, NJ  08540, pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to Adaptive Allocation Fund.

Biondo Investment Advisors, LLC, located at 544 Routes 6 & 209, PO Box 909, Milford, Pennsylvania 18337, pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to The Biondo Growth Fund and The Biondo Focus Fund.

Arrow Investment Advisors, LLC, located at 2943 Olney-Sandy Spring Road, Suite A, Olney, Maryland 20832, pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Arrow DWA Balanced Fund, Arrow DWA Systematic RS Fund, Arrow DWA Tactical Fund, Arrow Alternative Solutions Fund, Arrow Managed Futures Trend Fund and Arrow Commodity Strategy Fund.

Dorsey, Wright & Associates, Inc., located at with offices at 8014 Midlothian Turnpike, Richmond, Virginia 23235 and 595 East Colorado Blvd., Suite 307, Pasadena, CA  91101, pursuant to the Sub-Advisory Agreement with Arrow Investment Advisors, LLC, maintains all records required pursuant to such agreement with respect to the Arrow DWA Systematic RS Fund, Arrow DWA Balanced Fund and Arrow DWA Tactical Fund.

Rhoads Lucca Capital Partners, LP, located at 14911 Quorum Drive, Suite 380, Dallas Texas 75254, pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Autopilot Managed Growth Fund.

Changing Parameters, LLC, located at 250 Oak Grove Avenue, Suite A, Menlo Park, California 94025, pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Changing Parameters Fund.

The Pacific Financial Group, Inc., located at 10900 NE 8th Street, Suite 1523, Bellevue, WA 98004, pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Pacific Financial Core Equity Fund, the Pacific Financial Explorer Fund, the Pacific Financial International Fund, the Pacific Financial Strategic Conservative Fund and the Pacific Financial Tactical Fund.

Gratio Capital, Inc., located at 155 Water Street, Brooklyn, NY 11201 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to Gratio Values Fund, GoalMine Fixed Income Fund and GoalMine Balanced Growth Fund.

Wright Fund Management, LLC, located at 3420 Ocean Park Boulevard, Santa Monica, CA  90405, pursuant to the Investment Management Agreement with the Trust, maintains all records required pursuant to such agreement with respect to Sierra Core Retirement Fund.

Wintrust Asset Management Company, located at 222 South Riverside Plaza, 28th Floor, Chicago, Illinois 60606, pursuant to the Investment Management Agreement with the Trust, maintains all records required pursuant to such agreement with respect to Wintrust Capital Disciplined Equity Fund, Wayne Hummer Real Estate 130/30 Fund and Wintrust Capital Small Cap Opportunity Fund.

Emerald Asset Advisors, LLC, located at 2843 Executive Park Drive, Weston, Florida 33331, pursuant to the Investment Management Agreement with the Trust, maintains all records required pursuant to such agreement with respect to EAS Genesis Fund.

Kerns Capital Management, Inc., located at Galleria Financial Center, 5075 Westheimer Road, Suite 1177, Houston, Texas 77056, pursuant to the Investment Management Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the KCM Macro Trends Fund.

Equinox Fund Management, LLC, 1660 Lincoln Street, Suite 100, Denver, CO 80264, pursuant to the Investment Management Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the MutualHedge Funds.

Three G Financial, LLC, 5940 South Rainbow Boulevard, Las Vegas, Nevada 89118, pursuant to the Investment Management Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Generations Multi-Strategy Fund.

Wade Financial Group, 5500 Wayzata Blvd, STE 200, Minneapolis, MN 55416, pursuant to the Advisory Agreement with the Trust, maintains all records, required pursuant to such agreement with respect to the Wade Core Destination Fund.

SouthernSun Asset Management, LLC, 6000 Poplar Avenue, Suite 220, Memphis, Tennessee  38119, pursuant to the Investment Management Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the SouthernSun Small Cap Fund and SouthernSun U.S. Equity Fund.

Toews Corporation, Cornerstone Commerce Center, 1201 New Road, Suite 111, Linwood, NJ  08221, pursuant to the Investment Management Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Toews Hedged Emerging Markets Fund, Toews Hedged International Fund, Toews Hedged High Yield Fund, Toews Hedged Large-Cap Fund, Toews Hedged Small & Mid Cap Fund and Toews Hedged Commodities Fund.

Leader Capital Corp., 121 SW Morrison St., Suite 425, Portland, OR 97204, pursuant to the Investment Management Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Leader Short-Term Bond Fund and Leader Total Return Fund.

CMG Capital Management Group, LLC, 150 North Radnor-Chester Road, Suite A150, Radnor, PA 19087, pursuant to the Investment Management Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the CMG Absolute Return Strategies Fund.

Anchor Capital Management Group, LLC, 16140 Sand Canyon Avenue, Irvine, CA 92618, pursuant to the Sub-Advisory Agreement with CMG Capital Management Group, LLC, maintains all records required pursuant to such agreement with respect to the CMG Absolute Return Strategies Fund.

Traub Capital Management, LLC 97 Chapel Street 3rd Floor, Needham, MA 02492, pursuant to the Sub-Advisory Agreement with CMG Capital Management Group, LLC, maintains all records required pursuant to such agreement with respect to the CMG Absolute Return Strategies Fund. Also pursuant to the Investment Management Agreement with the Trust, maintains all records required pursuant to such agreement with respect to The FX Strategy Fund.

Bandon Capital Management, LLC, 818 SW 3rd Ave. #240, Portland OR 97204-2405, pursuant to the Investment Management Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Bandon Isolated Alpha Fixed Income Fund.

Heritage Capital, LLC, 1 Bradley Road, Suite 202 Woodbridge CT 06525, pursuant to the Sub-Advisory Agreement with CMG Capital Management Group, LLC, maintains all records required pursuant to such agreement with respect to the CMG Absolute Return Strategies Fund.

Scotia Partners, Ltd., 436 Ridge Road, Spring City, PA 19475, pursuant to the Sub-Advisory Agreement with CMG Capital Management Group, LLC, maintains all records required pursuant to such agreement with respect to the CMG Absolute Return Strategies Fund.

Incline Asset Management, LLC, 4741 Caughlin Parkway, Suite 2, Reno, NV  89519, pursuant to the Investment Management Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Incline Capital Smart Switch Fund.

Sarasota Capital Partners, LLC, 460 South Tamiami Trail, Osprey, Florida 34229, pursuant to the Investment Management Agreement with the Trust, maintains all records required pursuant to such agreement with respect to The Currency Strategies Fund.

Bull Path Capital Management, LLC, 335 Madison Avenue, New York, NY  10017, pursuant to the Investment Management Agreement with the Trust, maintains all records required pursuant to such agreement with respect to The Long-Short Fund and Bull Path Mid-Cap Growth Fund.

Summit Portfolio Advisors, LLC 12606 Julian Street, Broomfield, Colorado 80020, pursuant to the Investment Management Agreement with the Trust, maintains all records required pursuant to such agreement with respect to The Collar Fund.

Montebello Partners, LLC, 75 Montebello Road, Suffern, New York 10901, pursuant to the Investment Management Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the GMG Defensive Beta Fund.

Barclays Capital Fund Services, 745 Seventh Avenue, New York, NY 10021, pursuant to the Sub-Advisory Agreement with Montebello Partners, LLC, maintains all records required pursuant to such agreement with respect to the GMG Defensive Beta Fund.

Chariot Advisors, LLC located at 8010 Arco Corporate Drive, Suite 175, Raleigh, North Carolina 27617, pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Chariot Absolute Return Currency Fund.

BTS Asset Management, Inc. located at 420 Bedford Street, Suite 340, Lexington, MA  02420, pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the BTS Bond Asset Allocation Fund.

Astor Asset Management, LLC located at 111 South Wacker Drive, Suite 3950, Chicago, IL 60606, pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Astor Long/Short Fund, Astor Active Income ETF Fund and Astor Style Preferred Growth ETF Fund.

Rady Asset Management, LLC located at 6001 La Jolla Scenic Drive South, La Jolla, CA 92037 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to Rady Opportunistic Value Fund and Rady Contrarian Long/Short Fund.

Lacerte Capital Advisors, LLC located at 2811 McKinney Avenue, Suite 206, Dallas, TX 75204, pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to The Lacerte Guardian Fund.

Winans International Investment Management, Inc. located at 330 Ignacio Boulevard, Suite 203, Novato, CA 94949, pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Winans Long/Short Fund (known previously as Biltmore Momentum/Dynamic ETF Fund).

Investment Partners Asset Management, Inc. located at 1 Highland Avenue, Metuchen, NJ 08840 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to The Investment Partners Opportunities Fund.

FocusPoint Solutions, Inc., 3395 SW Gardenview Ave, Portland, OR 97225, pursuant to the Sub-Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Generations Multi-Strategy Fund.

Strategic Investing Funds, LLC, 2435 N. Central Expressway, Suite 888, Richardson, TX 75080, pursuant to the Investment Advisory Agreement with the Trust, maintains all records requires pursuant to such agreement with respect to Strategic Investing Long/Short Fund.

Capstone Investment Financial Group, Inc., 615 N. Nevada Avenue, Colorado Springs, CO 80903, pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the CIFG MaxBalancedSM Fund and CIFG MaxOppSM Fund.

Dunn Warren Investment Advisors, LLC, 6143 S. Willow Drive, Suite 102, Greenwood Village, CO 80111, pursuant to the Sub-Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the CIFG MaxBalancedSM Fund and CIFG MaxOppSM Fund.

Mount Yale Asset Management, LLC, 1125 17th Street, Suite 1400, Denver, CO 80202, pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Princeton Futures Strategy Fund.

6800 Capital, LLC, One Palmer Square, Suite 530, Princeton, NJ 08542, pursuant to the Sub-Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Princeton Futures Strategy Fund.

Congress Asset Management Company, LLP, 2 Seaport Lane, Floor 5, Boston, MA 02210-2001, pursuant to the Sub-Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Princeton Futures Strategy Fund.

Chadwick & D’Amato, LLC, 224 Main Street, PO Box 1978, New London, NH 03257, pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Chadwick & D’Amato Fund.

13D Management, LLC, 200 East 61 Street, Suite 17C, New York, NY 10065, pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the 13D Activist Fund.

Altegris Advisors, LLC, 1200 Prospect Street, Suite 400, La Jolla, CA 92037, pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Altegris Managed Futures Strategy Fund, Altegris Macro Strategy Fund and Altegris Evolution Strategy Fund.

Rodney Square Management Corporation, 1100 North Market Street, Wilmington, DE 19890, pursuant to the Sub-Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Altegris Managed Futures Strategy Fund.

W. E. Donoghue & Inc., 629 Washington Street, Norwood, MA 02062 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Power Income Fund.

Portfolio Strategies, Inc., 1724 W Union Avenue, Suite 200, Tacoma, WA 98405 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the PSI Market Neutral Fund, PSI Total Return Fund, PSI Strategic Growth Fund and PSI Tactical Growth Power Income Fund.

Avant Capital Management I, LLC, 401 E. Las Olas Blvd, #130, Fort Lauderdale, FL 33301, pursuant to the Investment Management Agreement with the Trust, maintains all records required pursuant to such agreement with respect to Avant II Tracking Fund and Avant Gold Coin Strategy Fund.

RAM Capital Management LLC, 12 Larkspur Lane, Rye, NY 10580, pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the RAM Risk-Managed Growth Fund.

Bishop Asset Management LLC, One Stamford Plaza, 263 Tresser Blvd, 9th Floor, Stamford, CT 06901, pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Bishop Volatility Flex Fund.

CWC Advisors, LLC, 5800 SW Meadows Road, Suite 230, Lake Oswego, OR 97035, pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the CWC Small Cap Aggressive Value Fund.

BBW Capital Advisors, 1743 Wazee Street, Suite 250, Denver, CO 80202, pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the TransWestern Institutional Short Duration Government Bond Fund.

Loomis, Sayles & Company, L.P., One Financial Center, Boston, MA 02111, pursuant to the Sub- Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the TransWestern Institutional Short Duration Government Bond Fund.

7Twelve Advisors, LLC, 1720 West End Ave., Suite 540 Nashville, TN 37203 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the 7Twelve Balanced Fund.

Bandon Capital Management, LLC, 317 SW Alder Street, Suite 1110, Portland, OR 97204 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Bandon Isolated Alpha Fixed Income Fund.

Beech Hill Advisors, Inc, 880 third Ave., 16th Floor, New York, NY 10022 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Beech Hill Total Return Fund.

Clark Capital Management Group, Inc., 1650 Market Street, 53rd Floor, Philadelphia, Pennsylvania 19103 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Navigator Equity Hedged Fund.

Tatro Capital, LLC, 104 Richmond Ave., Nicholasville, KY 40356 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Tatro Capital Tactical Appreciation Fund.

Knollwood Investment Advisors, LLC, 626 W. Jackson Street, Chicago, IL 60661 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Grant Park Managed Futures Strategy Fund.

GPS Capital Management, LLC, 2410 Camino Ramon, Suite 128, San Ramon, CA 94583 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the GPS Multiple Strategy Fund.

Fusion Investment Group, LLC, 1001 Corporate Drive, Suite 255, Canonsburg, PA 15317 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Global Fusion Tactical Equity Fund and the Global Fusion Long/Short Fund.

Risk Paradigm Group, LLC, 5900 Southwest Parkway, Building 5, Suite 500, Austin, TX 78735 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Diversified Risk Parity Fund and RPG Emerging Market Premium Sector Rotation Fund.

Genesis Capital LLC, 7191 Wagner Way NW, Suite 302, Gig Harbor, WA 98335 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the SCA Absolute Return Fund and SCA Directional Fund.

CWM, LLC, Dodge Plaza, 13321 California Street, Omaha, NE 68154, pursuant to the Sub-Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the EAS Genesis Fund and EAS Global Cycle Fund.

Zeo Capital Advisors, LLC, 555 California Street, Suite 5180 San Francisco, CA 94104, pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Zeo Strategic Income Fund.

Brinton Eaton Associates, Inc., One Giralda Farms, Suite 130, Madison, NJ 07940, pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to The Giralda Fund.

Van Hulzen Asset Management, LLC, 950 Iron Point Road, Suite 290, Folsom, CA 95630, pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to Iron Horse Fund.

Mosaic Capital Management, LLC, 7535 Windsor Drive, Suite A205, Allentown PA, 18195, pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to Mosaic Managed Futures Strategy Fund.

Altrius Institutional Asset Management, LLC, 1323 Commerce Drive, New Bern, NC, 28562, pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to Altrius Small Cap Value Fund.

Ascendant Advisors, LLC, Four Oaks Place, 1330 Post Oak Blvd, Suite 1550, Houston, TX, 77056, pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to Ascendant Balanced Fund, Ascendant Natural Resources Fund and Ascendant MultiCap Equity Fund.

Winch Advisory Services, LLC, 424 East Wisconsin Avenue, Appleton, WI 54911 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to Ginkgo Multi-Strategy Fund.

Absolute Private Wealth Management LLC, 1001 West Loop South, Suite 811, Houston, TX 77027 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to Quantitative Managed Futures Strategy Fund.

Horizon Cash Management LLC, 325 W. Huron Street, Suite 808, Chicago, IL 60654 pursuant to the Sub-Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to Quantitative Managed Futures Strategy Fund.

J.P. Morgan Investment Management, Inc., 270 Park Avenue, New York, NY 10036, pursuant to the Sub-Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Altegris Macro Strategy Fund.

Peregrine Capital Advisors, Inc., 311 West Monroe Street, Suite 1300, Chicago, IL 60606, pursuant to the Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Peregrine Gold Silver Alpha Strategy Fund.

Triex Financial Services, Inc., 10470 W. 163rd Place, Orland Park, IL 60467, pursuant to the Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Triex Long/Short Fund.

Doubleline Capital LP, 333 South Grand Avenue, Suite 1800, Los Angeles, CA 90071, pursuant to the Sub-Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Altegris Futures Evolution Strategy Fund.

F-Squared Institutional Advisors, LLC, 2221 Washington Street, Suite 201, Newton, MA 02462, pursuant to the Sub-Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the RPG Emerging Market Premium Sector Rotation Fund.

Preservation Trust Advisors, LLC, One Embarcadero Center, Suite 1140, San Francisco, CA 94111, pursuant to the Interim Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to The Long-Short Fund.

ITEM 34.

MANAGEMENT SERVICES.

Not applicable.

ITEM 35.

UNDERTAKINGS. See Item 30 above, second paragraph.

One or more of the Registrant’s series may invest up to 25% of its respective total assets in a wholly-owned and controlled subsidiary (each a “Subsidiary” and collectively the “Subsidiaries”).  Each Subsidiary will operate under the supervision of the Registrant.  The Registrant hereby undertakes that the Subsidiaries will submit to inspection by the Securities and Exchange Commission.

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended, and Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 30 6 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized in the City of Hauppauge, State of New York on the 19th   day of September, 2011.

                                                          NORTHERN LIGHTS FUND TRUST

                                 (Registrant)

/s/ Andrew Rogers

By: Andrew Rogers,

President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Michael Miola*	Trustee & Chairman	September 19, 2011
L. Merill Bryan*	Trustee	September 19 , 2011
Gary Lanzen*	Trustee	September 19 , 2011
Anthony Hertl*	Trustee	September 19 , 2011
Mark Taylor*	Trustee	September 19 , 2011
/s/ Andrew Rogers Andrew Rogers	President and Principal Executive Officer	September 19 , 2011
Kevin Wolf*	Treasurer and Principal Accounting Officer	September 19 , 2011

By:

Date:

/s/ James P. Ash, Esq.

September 19 , 2011

James Ash

*Attorney-in-Fact – Pursuant to Powers of Attorney previously filed on April 1, 2011 to the Registrant’s Registration Statement in Post-Effective Amendment No. 234, and hereby incorporated by reference.